UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND – 1.5%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.58%(a) (Cost $59,915)	59,915	$59,915
REPURCHASE AGREEMENTS – 17.8%(b)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $230,322, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $234,240)	$230,317	230,317
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $250,006, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $254,124)	250,000	250,000
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $250,006, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $254,198)	250,000	250,000
Total Repurchase Agreements
(Cost $730,317)		730,317
Total Investments – 19.3%
(Cost $790,232)		790,232
Other Assets in Excess of Liabilities – 80.7%		3,301,346
Net Assets – 100.0%		$4,091,578

(a)	Rate shown reflects the 7-day yield as of March 31, 2017.

(b)	Collateral received from brokers for securities lending was invested in these short-term investments. Securities on loan includes pending sales. The market value of the securities on loan is $712,565; the aggregate market value of the collateral held by the fund is $730,317.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Money Market Fund	1.5%
Repurchase Agreements	17.8
Total Investments	19.3
Other Assets in Excess of Liabilities	80.7
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%
Airlines – 0.9%
SkyWest, Inc.	865	$29,626

Auto Manufacturers – 0.5%
Wabash National Corp.	816	16,883

Auto Parts & Equipment – 0.5%
Cooper Tire & Rubber Co.	370	16,410

Banks – 4.0%
BancFirst Corp.	156	14,024
Blue Hills Bancorp, Inc.	820	14,637
Cardinal Financial Corp.	526	15,748
Central Pacific Financial Corp.	468	14,293
Eagle Bancorp, Inc.*	454	27,104
First Bancorp (Puerto Rico)*	2,505	14,153
TriState Capital Holdings, Inc.*	905	21,132
WashingtonFirst Bankshares, Inc.	510	14,280
Total Banks		135,371

Beverages – 0.2%
Boston Beer Co., Inc. (The), Class A*(a)	49	7,088

Biotechnology – 0.7%
ANI Pharmaceuticals, Inc.*	183	9,060
BioCryst Pharmaceuticals, Inc.*	1,740	14,616
Total Biotechnology		23,676

Building Materials – 1.9%
AAON, Inc.(a)	348	12,302
Gibraltar Industries, Inc.*	535	22,042
Louisiana-Pacific Corp.*	611	15,165
NCI Building Systems, Inc.*	941	16,138
Total Building Materials		65,647

Chemicals – 1.8%
Balchem Corp.	156	12,858
Innospec, Inc.	183	11,849
Kronos Worldwide, Inc.	860	14,130
Rayonier Advanced Materials, Inc.(a)	727	9,778
Tronox Ltd., Class A	780	14,391
Total Chemicals		63,006

Coal – 0.4%
Alliance Holdings GP LP	490	13,441

Commercial Services – 6.6%
ABM Industries, Inc.	290	12,644
Alarm.com Holdings, Inc.*	428	13,157
Bridgepoint Education, Inc.*	1,222	13,039
Capella Education Co.	146	12,414
DeVry Education Group, Inc.	232	8,224
Grand Canyon Education, Inc.*	312	22,342
Green Dot Corp., Class A*	410	13,678
HMS Holdings Corp.*	676	13,743
Insperity, Inc.	321	28,457
Kelly Services, Inc., Class A	526	11,498
LendingTree, Inc.*(a)	67	8,398
Navigant Consulting, Inc.*	620	14,173
Nutrisystem, Inc.	255	14,152
On Assignment, Inc.*	254	12,327
Paylocity Holding Corp.*	365	14,100
Quad/Graphics, Inc.	544	13,731
Total Commercial Services		226,077

Computers – 4.0%
3D Systems Corp.*(a)	602	9,006
Barracuda Networks, Inc.*	593	13,704
Carbonite, Inc.*	886	17,986
Engility Holdings, Inc.*	330	9,550
Insight Enterprises, Inc.*	373	15,327
NeuStar, Inc., Class A*	410	13,592
Sykes Enterprises, Inc.*	330	9,702
Varonis Systems, Inc.*	424	13,483
Vocera Communications, Inc.*	892	22,148
WNS Holdings Ltd. (India)*(b)	500	14,305
Total Computers		138,803

Diversified Financial Services – 1.4%
Greenhill & Co., Inc.	436	12,775
Investment Technology Group, Inc.	710	14,377
WageWorks, Inc.*	263	19,015
Total Diversified Financial Services		46,167

Electric – 0.4%
Avista Corp.	303	11,832

Electrical Components & Equipment – 0.7%
Encore Wire Corp.	315	14,490
Powell Industries, Inc.	290	9,988
Total Electrical Components & Equipment		24,478

Electronics – 3.7%
Applied Optoelectronics, Inc.*	255	14,318
AVX Corp.	875	14,332
Brady Corp., Class A	375	14,494
Control4 Corp.*	910	14,369
CTS Corp.	660	14,058

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electronics (continued)
GoPro, Inc., Class A*	1,645	$14,312
II-VI, Inc.*	380	13,699
Knowles Corp.*(a)	755	14,307
Methode Electronics, Inc.	315	14,364
Total Electronics		128,253

Energy - Alternate Sources – 0.7%
Green Plains, Inc.	370	9,158
Sunrun, Inc.*(a)	2,458	13,273
Total Energy - Alternate Sources		22,431

Engineering & Construction – 1.2%
Argan, Inc.	397	26,261
Exponent, Inc.	232	13,816
Total Engineering & Construction		40,077

Entertainment – 1.2%
Churchill Downs, Inc.	116	18,426
Marriott Vacations Worldwide Corp.	232	23,184
Total Entertainment		41,610

Environmental Control – 0.6%
Casella Waste Systems, Inc., Class A*	1,360	19,190

Food – 1.5%
Fresh Del Monte Produce, Inc.	339	20,079
Sanderson Farms, Inc.(a)	147	15,265
SpartanNash Co.	468	16,375
Total Food		51,719

Hand / Machine Tools – 0.5%
Kennametal, Inc.	410	16,084

Healthcare - Products – 3.7%
Cerus Corp.*(a)	2,188	9,736
Halyard Health, Inc.*	330	12,570
ICU Medical, Inc.*	116	17,713
Inogen, Inc.*	223	17,296
LeMaitre Vascular, Inc.	682	16,798
LivaNova PLC*	174	8,528
Merit Medical Systems, Inc.*	700	20,230
OraSure Technologies, Inc.*	1,271	16,434
Orthofix International NV*	223	8,507
Total Healthcare - Products		127,812

Healthcare - Services – 0.4%
Tivity Health, Inc.*(a)	481	13,997

Holding Companies - Diversified – 0.4%
Landmark Infrastructure Partners LP	950	14,202

Home Furnishings – 1.1%
American Woodmark Corp.*	160	14,688
iRobot Corp.*	330	21,826
Total Home Furnishings		36,514

Household Products / Wares – 1.5%
ACCO Brands Corp.*	999	13,137
Central Garden & Pet Co.*(a)	584	21,649
SodaStream International Ltd. (Israel)*	338	16,369
Total Household Products / Wares		51,155

Insurance – 1.2%
NMI Holdings, Inc., Class A*	1,604	18,286
OneBeacon Insurance Group Ltd., Class A	788	12,608
Universal Insurance Holdings, Inc.(a)	455	11,147
Total Insurance		42,041

Internet – 2.9%
8x8, Inc.*	935	14,259
FireEye, Inc.*(a)	953	12,017
Groupon, Inc.*(a)	2,875	11,299
Imperva, Inc.*	311	12,766
Overstock.com, Inc.*	830	14,276
Rapid7, Inc.*	955	14,306
Stamps.com, Inc.*(a)	116	13,729
WebMD Health Corp.*	133	7,006
Total Internet		99,658

Iron / Steel – 1.4%
AK Steel Holding Corp.*(a)	2,711	19,492
Cliffs Natural Resources, Inc.*	1,846	15,156
Schnitzer Steel Industries, Inc., Class A	617	12,741
Total Iron / Steel		47,389

Leisure Time – 0.9%
Fox Factory Holding Corp.*	510	14,637
LCI Industries	174	17,365
Total Leisure Time		32,002

Lodging – 0.4%
Monarch Casino & Resort, Inc.*	455	13,441

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Machinery - Diversified – 1.3%
Alamo Group, Inc.	183	$13,943
Chart Industries, Inc.*	379	13,242
DXP Enterprises, Inc.*	450	17,042
Total Machinery - Diversified		44,227

Metal Fabricate / Hardware – 0.3%
Haynes International, Inc.	295	11,245

Mining – 1.3%
Century Aluminum Co.*	1,130	14,340
Fairmount Santrol Holdings, Inc.*	1,940	14,220
Stillwater Mining Co.*	914	15,785
Total Mining		44,345

Miscellaneous Manufacturing – 2.3%
American Outdoor Brands Corp.*(a)	883	17,492
Fabrinet (Thailand)*	486	20,427
Harsco Corp.*	1,085	13,834
John Bean Technologies Corp.	290	25,505
Total Miscellaneous Manufacturing		77,258

Office Furnishings – 0.3%
Herman Miller, Inc.	330	10,412

Oil & Gas – 2.0%
Callon Petroleum Co.*	825	10,857
Carrizo Oil & Gas, Inc.*	254	7,280
Denbury Resources, Inc.*(a)	3,789	9,775
Matador Resources Co.*(a)	501	11,919
Seadrill Partners LLC	4,090	14,724
Unit Corp.*	565	13,650
Total Oil & Gas		68,205

Oil & Gas Services – 2.2%
Helix Energy Solutions Group, Inc.*	975	7,576
McDermott International, Inc.*	2,207	14,897
Newpark Resources, Inc.*(a)	1,582	12,814
NOW, Inc.*	860	14,586
Oil States International, Inc.*	354	11,735
Pioneer Energy Services Corp.*	3,770	15,080
Total Oil & Gas Services		76,688

Packaging & Containers – 0.5%
Greif, Inc., Class A	321	17,684

Pharmaceuticals – 2.2%
Amphastar Pharmaceuticals, Inc.*	682	9,889
Anika Therapeutics, Inc.*(a)	281	12,207
Prestige Brands Holdings, Inc.*	263	14,612
Supernus Pharmaceuticals, Inc.*	525	16,433
Teligent, Inc.*	1,405	10,973
Xencor, Inc.*	536	12,821
Total Pharmaceuticals		76,935

Private Equity – 0.3%
Kennedy-Wilson Holdings, Inc.	470	10,434

Real Estate – 1.1%
Forestar Group, Inc.*	1,040	14,196
HFF, Inc., Class A	339	9,380
RMR Group, Inc. (The), Class A	295	14,603
Total Real Estate		38,179

Real Estate Investment Trusts – 12.7%
Acadia Realty Trust	281	8,447
Agree Realty Corp.	330	15,827
Arbor Realty Trust, Inc.	1,720	14,414
Ares Commercial Real Estate Corp.	895	11,975
Ashford Hospitality Prime, Inc.	1,356	14,387
CareTrust REIT, Inc.	727	12,228
CoreSite Realty Corp.	232	20,892
Corporate Office Properties Trust	434	14,365
Cousins Properties, Inc.	1,755	14,514
EastGroup Properties, Inc.	174	12,794
Education Realty Trust, Inc.(a)	235	9,600
First Industrial Realty Trust, Inc.	470	12,516
Four Corners Property Trust, Inc.	513	11,712
GEO Group, Inc. (The)	310	14,375
Hersha Hospitality Trust	765	14,374
Investors Real Estate Trust	2,435	14,440
iStar, Inc.*	1,061	12,520
LaSalle Hotel Properties	452	13,085
National Health Investors, Inc.	130	9,442
National Storage Affiliates Trust	500	11,950
New Senior Investment Group, Inc.	1,405	14,331
NexPoint Residential Trust, Inc.	600	14,496
Pebblebrook Hotel Trust	385	11,246
Piedmont Office Realty Trust, Inc., Class A	480	10,262
Potlatch Corp.	245	11,196
Ramco-Gershenson Properties Trust	575	8,061
Retail Opportunity Investments Corp.	685	14,406
Sabra Health Care REIT, Inc.(a)	415	11,591

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Silver Bay Realty Trust Corp.	696	$14,943
Summit Hotel Properties, Inc.	807	12,896
Sunstone Hotel Investors, Inc.	950	14,563
Urstadt Biddle Properties, Inc., Class A	510	10,486
Washington Prime Group, Inc.	1,685	14,643
Washington Real Estate Investment Trust	330	10,322
Total Real Estate Investment Trusts		437,299

Retail – 3.2%
Arcos Dorados Holdings, Inc., Class A (Uruguay)*	2,136	17,195
Chico's FAS, Inc.	990	14,058
Children's Place, Inc. (The)	120	14,406
Francesca's Holdings Corp.*	620	9,517
Jack in the Box, Inc.	183	18,615
Pier 1 Imports, Inc.	2,025	14,499
Potbelly Corp.*	700	9,730
Wendy's Co. (The)(a)	932	12,684
Total Retail		110,704

Savings & Loans – 2.0%
Flagstar Bancorp, Inc.*(a)	446	12,573
Meridian Bancorp, Inc.	695	12,718
Northfield Bancorp, Inc.	776	13,984
Northwest Bancshares, Inc.(a)	807	13,590
OceanFirst Financial Corp.	612	17,243
Total Savings & Loans		70,108

Semiconductors – 8.2%
Alpha & Omega Semiconductor Ltd.*	455	7,821
Amkor Technology, Inc.*	1,663	19,274
Brooks Automation, Inc.	655	14,672
CEVA, Inc.*(a)	517	18,353
Cirrus Logic, Inc.*	235	14,262
Cohu, Inc.	785	14,491
FormFactor, Inc.*(a)	1,102	13,059
Inphi Corp.*(a)	660	32,221
Kulicke & Soffa Industries, Inc. (Singapore)*	700	14,224
MACOM Technology Solutions Holdings, Inc.*	165	7,970
MaxLinear, Inc.*	972	27,265
Mellanox Technologies Ltd. (Israel)*	241	12,279
Nanometrics, Inc.*	485	14,773
Power Integrations, Inc.	204	13,413
Silicon Laboratories, Inc.*	205	15,078
Ultra Clean Holdings, Inc.*	885	14,930
Veeco Instruments, Inc.*	476	14,209
Xcerra Corp.*	1,615	14,357
Total Semiconductors		282,651

Software – 6.4%
Acxiom Corp.*	400	11,388
Appfolio, Inc., Class A*	535	14,552
Bazaarvoice, Inc.*	1,855	7,976
Blackbaud, Inc.	147	11,271
Bottomline Technologies de, Inc.*	605	14,308
CommVault Systems, Inc.*	232	11,786
Cornerstone OnDemand, Inc.*	365	14,195
CyberArk Software Ltd. (Israel)*	214	10,886
Ebix, Inc.(a)	379	23,214
HubSpot, Inc.*	204	12,352
MINDBODY, Inc., Class A*	709	19,462
Paycom Software, Inc.*(a)	241	13,860
Quality Systems, Inc.*	950	14,478
RealPage, Inc.*	513	17,904
Synchronoss Technologies, Inc.*(a)	263	6,417
Zynga, Inc., Class A*	4,940	14,079
Total Software		218,128

Telecommunications – 4.3%
A10 Networks, Inc.*	1,595	14,594
Consolidated Communications Holdings, Inc.	431	10,094
Extreme Networks, Inc.*	2,773	20,825
Iridium Communications, Inc.*(a)	1,048	10,113
Ixia*	880	17,292
LogMeIn, Inc.	223	21,743
NETGEAR, Inc.*	232	11,496
Oclaro, Inc.*	1,405	13,797
ShoreTel, Inc.*	2,305	14,176
Viavi Solutions, Inc.*	1,325	14,204
Total Telecommunications		148,334

Textiles – 0.7%
Culp, Inc.	370	11,544

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Textiles (continued)
UniFirst Corp.	89	$12,589
Total Textiles		24,133

Transportation – 0.3%
Atlas Air Worldwide Holdings, Inc.*	196	10,868

Trucking & Leasing – 0.5%
GATX Corp.(a)	156	9,510
Greenbrier Cos., Inc. (The)(a)	196	8,447
Total Trucking & Leasing		17,957

Total Common Stocks (Cost $3,041,268)		3,411,874

MONEY MARKET FUND – 4.6%
STIT - Government & Agency Portfolio, Institutional Class, 0.61%(c) (Cost $156,893)	156,893	156,893

REPURCHASE AGREEMENTS – 7.7%(d)
Citigroup Global Markets, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $250,006, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.50%, 04/01/17-06/01/52, totaling $254,045)	$250,000	250,000
Royal Bank of Scotland PLC, dated 03/31/17, due 04/03/17, 0.77%, total to be received $14,895, (collateralized by various U.S. Government Agency Obligations, 0.39%-2.25%, 04/30/17-07/31/18, totaling $15,134)	14,895	14,895

Total Repurchase Agreements (Cost $264,895)		264,895

Total Investments – 111.7% (Cost $3,463,056)		3,833,662

Liabilities in Excess of Other Assets – (11.7%)		(400,311)
Net Assets – 100.0%		$3,433,351

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $441,027; the aggregate market value of the collateral held by the fund is $454,896. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $190,001.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	0.9%
Auto Manufacturers	0.5
Auto Parts & Equipment	0.5
Banks	4.0
Beverages	0.2
Biotechnology	0.7
Building Materials	1.9
Chemicals	1.8
Coal	0.4
Commercial Services	6.6
Computers	4.0
Diversified Financial Services	1.4
Electric	0.4
Electrical Components & Equipment	0.7
Electronics	3.7
Energy - Alternate Sources	0.7
Engineering & Construction	1.2
Entertainment	1.2
Environmental Control	0.6
Food	1.5
Hand / Machine Tools	0.5
Healthcare - Products	3.7
Healthcare - Services	0.4
Holding Companies - Diversified	0.4
Home Furnishings	1.1
Household Products / Wares	1.5

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Insurance	1.2%
Internet	2.9
Iron / Steel	1.4
Leisure Time	0.9
Lodging	0.4
Machinery - Diversified	1.3
Metal Fabricate / Hardware	0.3
Mining	1.3
Miscellaneous Manufacturing	2.3
Office Furnishings	0.3
Oil & Gas	2.0
Oil & Gas Services	2.2
Packaging & Containers	0.5
Pharmaceuticals	2.2
Private Equity	0.3
Real Estate	1.1
Real Estate Investment Trusts	12.7
Retail	3.2
Savings & Loans	2.0
Semiconductors	8.2
Software	6.4
Telecommunications	4.3
Textiles	0.7
Transportation	0.3
Trucking & Leasing	0.5
Money Market Fund	4.6
Repurchase Agreements	7.7
Total Investments	111.7
Liabilities in Excess of Other Assets	(11.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.7%
Airlines – 5.8%
Copa Holdings SA, Class A (Panama)(a)	9,456	$1,061,436
Latam Airlines Group SA (Chile)*(a)(b)	90,008	1,140,401
Total Airlines		2,201,837

Banks – 17.9%
Banco Bradesco SA (Brazil)(b)	91,673	938,731
Banco do Brasil SA (Brazil)(b)	107,426	1,156,978
Banco Santander Brasil SA (Brazil)(a)(b)	117,684	1,037,973
BNP Paribas SA (France)(b)	27,239	906,514
Itau Unibanco Holding SA (Brazil)(b)	78,281	944,852
Sberbank of Russia PJSC (Russia)(b)	85,229	982,690
Societe Generale SA (France)(b)	89,073	898,747
Total Banks		6,866,485

Building Materials – 2.2%
CRH PLC (Ireland)(b)	24,264	853,365

Chemicals – 7.9%
Braskem SA (Brazil)(b)	47,302	962,596
Sinopec Shanghai Petrochemical Co., Ltd. (China)(a)(b)	14,963	834,337
Sociedad Quimica y Minera de Chile SA (Chile)(b)	35,977	1,236,529
Total Chemicals		3,033,462

Commercial Services – 9.1%
New Oriental Education & Technology Group, Inc. (China)*(b)	23,605	1,425,270
TAL Education Group (China)*(a)(b)	19,478	2,075,770
Total Commercial Services		3,501,040

Diversified Financial Services – 6.9%
KB Financial Group, Inc. (South Korea)(b)	21,486	944,739
Nomura Holdings, Inc. (Japan)(a)(b)	142,928	896,159
ORIX Corp. (Japan)(b)	10,994	817,184
Total Diversified Financial Services		2,658,082

Electric – 10.0%
Empresa Distribuidora Y Comercializadora Norte (Argentina)*(b)	52,345	1,820,035
Pampa Energia SA (Argentina)*(b)	36,876	1,999,417
Total Electric		3,819,452

Food – 2.8%
Cosan Ltd., Class A (Brazil)	125,782	$1,074,178

Forest Products & Paper – 2.5%
Stora Enso OYJ (Finland)(a)(b)	79,932	944,796

Insurance – 4.8%
Chubb Ltd.	6,870	936,038
Tokio Marine Holdings, Inc. (Japan)(a)(b)	21,203	897,947
Total Insurance		1,833,985

Internet – 2.5%
SINA Corp./China (China)*	13,171	949,893

Iron / Steel – 4.2%
Cia Siderurgica Nacional SA (Brazil)*(a)(b)	186,623	544,939
Ternium SA (Luxembourg)(a)(b)	40,099	1,047,386
Total Iron / Steel		1,592,325

Lodging – 2.8%
China Lodging Group Ltd. (China)*(b)	17,072	1,059,318

Machinery - Construction & Mining – 2.2%
Komatsu Ltd. (Japan)(b)	32,217	843,441

Mining – 2.1%
Cia de Minas Buenaventura SAA (Peru)(b)	67,590	813,784

Oil & Gas – 4.9%
LUKOIL PJSC (Russia)(b)	15,327	813,251
Petroleo Brasileiro SA (Brazil)*(b)	110,335	1,069,146
Total Oil & Gas		1,882,397

Real Estate – 5.1%
Cresud SACIF y A (Argentina)*(b)	47,067	944,635
IRSA Inversiones y Representaciones SA (Argentina)*(a)(b)	40,368	989,419
Total Real Estate		1,934,054

Software – 2.6%
SAP SE (Germany)(a)(b)	9,971	978,853

Telecommunications – 2.4%
Nice Ltd. (Israel)(b)	13,586	923,576
Total Common Stocks
(Cost $34,292,564)		37,764,323

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares / Principal	Value
MONEY MARKET FUND – 1.4%
Invesco Government & Agency Portfolio - Private Investment Class, 0.31%(c) (Cost $550,824)	550,824	$550,824

REPURCHASE AGREEMENTS – 13.0%(d)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $1,160,798, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $1,180,542)	$1,160,772	1,160,772
Citibank NA, dated 03/31/17, due 04/03/17, 0.81%, total to be received $344,023, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.00%, 02/01/26-02/01/46, totaling $349,848)	344,015	344,015
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $1,160,801, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $1,176,298)	1,160,772	1,160,772
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $1,160,798, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $1,179,918)	1,160,772	1,160,772
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $1,160,798, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $1,180,262)	1,160,772	1,160,772
Total Repurchase Agreements
(Cost $4,987,103)		4,987,103
Total Investments – 113.1%
(Cost $39,830,491)		43,302,250
Liabilities in Excess of Other Assets – (13.1%)		(5,001,624)
Net Assets – 100.0%		$38,300,626

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,796,467; the aggregate market value of the collateral held by the fund is $4,987,103.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	5.8%
Banks	17.9
Building Materials	2.2
Chemicals	7.9
Commercial Services	9.1
Diversified Financial Services	6.9
Electric	10.0
Food	2.8
Forest Products & Paper	2.5
Insurance	4.8

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Internet	2.5%
Iron / Steel	4.2
Lodging	2.8
Machinery - Construction & Mining	2.2
Mining	2.1
Oil & Gas	4.9
Real Estate	5.1
Software	2.6
Telecommunications	2.4
Money Market Fund	1.4
Repurchase Agreements	13.0
Total Investments	113.1
Liabilities in Excess of Other Assets	(13.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%
Aerospace/Defense – 4.1%
HEICO Corp.	5,249	$457,713

Banks – 3.7%
Signature Bank*	2,767	410,595

Building Materials – 3.9%
Continental Building Products, Inc.*	17,805	436,223

Chemicals – 12.6%
Axalta Coating Systems Ltd.*	15,328	493,562
RPM International, Inc.	7,663	421,695
Sherwin-Williams Co. (The)	1,533	475,521
Total Chemicals		1,390,778

Commercial Services – 4.4%
Moody's Corp.	4,371	489,727

Computers – 4.0%
Cognizant Technology Solutions Corp., Class A*	7,374	438,900

Diversified Financial Services – 8.0%
Alliance Data Systems Corp.	1,811	450,939
Intercontinental Exchange, Inc.	7,309	437,590
Total Diversified Financial Services		888,529

Entertainment – 4.3%
Cinemark Holdings, Inc.	10,769	477,497

Food – 11.1%
Hormel Foods Corp.	11,879	411,370
Ingredion, Inc.	3,321	399,948
JM Smucker Co. (The)	3,235	424,044
Total Food		1,235,362

Hand/Machine Tools – 3.7%
Snap-on, Inc.	2,412	406,832

Healthcare - Products – 12.4%
C.R. Bard, Inc.	1,860	462,284
Danaher Corp.	5,298	453,138
Stryker Corp.	3,454	454,719
Total Healthcare - Products		1,370,141

Insurance – 3.9%
Aflac, Inc.	5,933	429,668

Machinery - Diversified – 3.5%
Wabtec Corp.	4,956	386,568

Pharmaceuticals – 3.5%
Express Scripts Holding Co.*	5,957	392,626

Retail – 3.7%
Ross Stores, Inc.	6,224	409,975

Software – 12.6%
Cerner Corp.*	8,721	513,231
Fiserv, Inc.*	3,860	445,096
Microsoft Corp.	6,573	432,898
Total Software		1,391,225
Total Common Stocks
(Cost $10,311,434)		11,012,359

MONEY MARKET FUND – 0.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.54%(a) (Cost $67,478)	67,478	67,478
Total Investments – 100.0%
(Cost $10,378,912)		11,079,837
Other Assets in Excess of Liabilities – 0.0%**		3,320
Net Assets – 100.0%		$11,083,157

*	Non-income producing security.
**	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	4.1%
Banks	3.7
Building Materials	3.9
Chemicals	12.6
Commercial Services	4.4
Computers	4.0
Diversified Financial Services	8.0
Entertainment	4.3
Food	11.1
Hand/Machine Tools	3.7
Healthcare - Products	12.4
Insurance	3.9

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Machinery – Diversified	3.5%
Pharmaceuticals	3.5
Retail	3.7
Software	12.6
Money Market Fund	0.6
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 **
Net Assets	100.0%

**	Less than 0.05%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/EURO ETF

Schedule of Investments (Consolidated)†

March 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 27.5%
Debt Fund – 27.5%
AdvisorShares Sage Core Reserves ETF††
(Cost $4,974,000)	50,000	$4,970,000

MONEY MARKET FUND – 27.7%
BNY Mellon Cash Reserve, 0.01%(a)
(Cost $5,008,670)	5,008,670	5,008,670

Total Investments – 55.2%
(Cost $9,982,670)		9,978,670
Other Assets in Excess of Liabilities – 44.8%		8,107,963
Net Assets – 100.0%		$18,086,633

ETF - Exchange Traded Fund

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
††	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	27.5%
Money Market Fund	27.7
Total Investments	55.2
Other Assets in Excess of Liabilities	44.8
Net Assets	100.0%

Futures contracts outstanding as of March 31, 2017:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
EURO Currency	Interactive Brokers LLC	June 2017	(131)	$(17,353,040)	$(17,557,275)	$(204,235)
Gold 100 Oz.	Interactive Brokers LLC	June 2017	142	17,857,875	17,767,040	(90,835)
						$(295,070)

Cash posted as collateral from broker for futures contracts was $8,148,800 at March 31, 2017.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/YEN ETF

Schedule of Investments (Consolidated)†

March 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 31.2%
Debt Fund – 31.2%
AdvisorShares Sage Core Reserves ETF††
(Cost $4,974,000)	50,000	$4,970,000

MONEY MARKET FUND – 24.0%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $3,811,717)	3,811,717	3,811,717

Total Investments – 55.2%
(Cost $8,785,717)		8,781,717
Other Assets in Excess of Liabilities – 44.8%		7,119,617
Net Assets – 100.0%		$15,901,334

ETF - Exchange Traded Fund

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
††	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	31.2%
Money Market Fund	24.0
Total Investments	55.2
Other Assets in Excess of Liabilities	44.8
Net Assets	100.0%

Futures contracts outstanding as of March 31, 2017:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Gold 100 Oz.	Interactive Brokers LLC	June 2017	127	$15,959,450	$15,890,240	$(69,210)
Japanese Yen Currency	Interactive Brokers LLC	June 2017	(141)	(15,475,097)	(15,882,769)	(407,672)
						$(476,882)

Cash posted as collateral from broker for futures contracts was $7,160,821 at March 31, 2017.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 67.9%
Apparel – 1.4%
VF Corp.(a)	1,192	$65,524

Auto Parts & Equipment – 1.2%
Autoliv, Inc. (Sweden)(a)	570	58,288

Biotechnology – 3.5%
Bluebird Bio, Inc.*(a)	490	44,541
Gilead Sciences, Inc.	865	58,751
Illumina, Inc.*	368	62,795
Total Biotechnology		166,087

Building Materials – 1.5%
Johnson Controls International PLC	1,675	70,551

Chemicals – 1.6%
Novozymes A/S (Denmark)(a)(b)	1,874	74,314

Commercial Services – 4.0%
Automatic Data Processing, Inc.	772	79,045
MarketAxess Holdings, Inc.	317	59,434
PayPal Holdings, Inc.*	1,200	51,624
Total Commercial Services		190,103

Computers – 1.6%
Apple, Inc.	545	78,295

Cosmetics/Personal Care – 3.8%
Procter & Gamble Co. (The)	922	82,842
Unilever PLC (United Kingdom)(b)	1,969	97,150
Total Cosmetics/Personal Care		179,992

Diversified Financial Services – 1.8%
Mastercard, Inc., Class A	759	85,365

Electric – 1.1%
Ormat Technologies, Inc.	900	51,372

Electronics – 0.9%
Fortive Corp.	725	43,660

Energy - Alternate Sources – 1.3%
Vestas Wind Systems A/S (Denmark)*(b)	2,314	62,941

Environmental Control – 1.6%
Tomra Systems ASA (Norway)(b)	6,972	76,901

Food – 6.5%
JM Smucker Co. (The)	662	86,775
Kroger Co. (The)	1,244	36,686
Nestle SA (Switzerland)(b)	1,095	84,205
Sprouts Farmers Market, Inc.*(a)	2,394	55,349
Whole Foods Market, Inc.	1,500	44,580
Total Food		307,595

Healthcare - Products – 6.7%
Abbott Laboratories	2,099	93,217
Boston Scientific Corp.*	2,910	72,372
Danaher Corp.	905	77,405
Hologic, Inc.*	1,781	75,781
Total Healthcare - Products		318,775

Household Products / Wares – 0.8%
SodaStream International Ltd. (Israel)*(a)	750	36,323

Internet – 3.5%
Alphabet, Inc., Class A*	98	83,084
Facebook, Inc., Class A*	371	52,701
TripAdvisor, Inc.*(a)	700	30,212
Total Internet		165,997

Machinery - Diversified – 3.2%
Rockwell Automation, Inc.	469	73,028
Xylem, Inc.	1,547	77,690
Total Machinery - Diversified		150,718

Miscellaneous Manufacturing – 1.4%
AptarGroup, Inc.(a)	858	66,057
Pharmaceuticals – 3.9%
Novartis AG (Switzerland)(b)	1,107	82,217
Perrigo Co. PLC(a)	737	48,929
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,696	54,425
Total Pharmaceuticals		185,571

Retail – 6.2%
Chipotle Mexican Grill, Inc.*(a)	80	35,642
CVS Health Corp.	803	63,035
Kingfisher PLC (United Kingdom)(a)(b)	7,446	62,100
Starbucks Corp.	836	48,814
Target Corp.	638	35,211
TJX Cos., Inc. (The)	600	47,448
Total Retail		292,250

Semiconductors – 7.2%
Analog Devices, Inc.	967	79,246
Intel Corp.	1,737	62,654
IPG Photonics Corp.*	330	39,831
NXP Semiconductors NV (Netherlands)*	435	45,022
QUALCOMM, Inc.	950	54,473
Xilinx, Inc.	1,050	60,784
Total Semiconductors		342,010

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Software – 1.7%
Fiserv, Inc.*	718	$82,793

Transportation – 1.5%
Canadian National Railway Co. (Canada)	940	69,494
Total Common Stocks
(Cost $2,897,086)		3,220,976

U.S. GOVERNMENT AGENCY SECURITIES – 13.4%
Federal National Mortgage Association, 3.02%, 11/01/31	$14,914	14,624
Federal National Mortgage Association, 3.76%, 05/01/43	330,066	336,343
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	49,777	50,096
Government National Mortgage Association, Class AC, Series 2015-160, 2.60%, 01/16/56@	144,016	142,639
Government National Mortgage Association, Class AE, Series 2015-41, 2.90%, 09/16/56@	92,228	92,268
Total U.S. Government Agency Securities
(Cost $655,569)		635,970

ASSET BACKED SECURITIES – 10.4%
SBA, 4.85%, 07/25/38@	103,397	117,121
SBA, 4.90%, 02/25/39@	131,001	150,054
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	126,351	134,342
Toyota Auto Receivables 2016-B Owner Trust, Class A2A, Series 2016-B, 1.02%, 10/15/18	18,435	18,425
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	68,788	71,271
Total Asset Backed Securities
(Cost $500,212)		491,213

MUNICIPAL BONDS – 3.3%
City & County of Honolulu Hi, 1.71%, 10/01/21	15,000	14,690
City of Atlanta GA, 1.98%, 01/01/18	15,000	15,009
Health & Educational Facilities Authority of The State of Missouri, 3.69%, 02/15/47	25,000	24,281
Housing Development Corp., 3.71%, 11/01/28	30,000	30,045
New York State Environmental Facilities Corp., 3.11%, 07/15/39	80,000	71,808
Total Municipal Bonds
(Cost $165,467)		155,833

MONEY MARKET FUNDS – 5.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.58%(c)	113,382	113,382
Fidelity Investments Money Market Government Portfolio – Class I, 0.53%(c)	155,839	155,839
Total Money Market Funds
(Cost $269,221)		269,221

REPURCHASE AGREEMENTS – 8.5%(d)
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $250,006, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $253,344)	$250,000	250,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $156,288, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $158,862)	$156,284	$156,284
Total Repurchase Agreements
(Cost $406,284)		406,284
Total Investments – 109.2%
(Cost $4,893,839)		5,179,497
Liabilities in Excess of Other Assets – (9.2%)		(434,771)
Net Assets – 100.0%		$4,744,726

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $553,589; the aggregate market value of the collateral held by the fund is $567,095. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $160,811.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Apparel	1.4%
Asset Backed Securities	10.4
Auto Parts & Equipment	1.2
Biotechnology	3.5
Building Materials	1.5
Chemicals	1.6
Commercial Services	4.0
Computers	1.6
Cosmetics/Personal Care	3.8
Diversified Financial Services	1.8
Electric	1.1
Electronics	0.9
Energy - Alternate Sources	1.3
Environmental Control	1.6
Food	6.5
Healthcare - Products	6.7
Household Products / Wares	0.8
Internet	3.5
Machinery - Diversified	3.2
Miscellaneous Manufacturing	1.4
Municipal Bonds	3.3
Pharmaceuticals	3.9
Retail	6.2
Semiconductors	7.2
Software	1.7
Transportation	1.5
U.S. Government Agency Securities	13.4
Money Market Funds	5.7
Repurchase Agreements	8.5
Total Investments	109.2
Liabilities in Excess of Other Assets	(9.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.5%
Advertising – 2.5%
Innocean Worldwide, Inc. (South Korea)	4,194	$231,021

Agriculture – 0.9%
Easy Bio, Inc. (South Korea)	15,877	85,894

Airlines – 1.7%
Hanjin Kal Corp. (South Korea)*	9,010	157,915

Apparel – 1.9%
Handsome Co. Ltd. (South Korea)	6,773	171,702

Auto Manufacturers – 2.0%
Hyundai Motor Co. (South Korea)	1,291	181,823

Auto Parts & Equipment – 2.5%
Halla Holdings Corp. (South Korea)	1,313	78,078
Hankook Tire Co. Ltd. (South Korea)	671	32,701
Hyundai Mobis Co. Ltd. (South Korea)	542	116,562
Total Auto Parts & Equipment		227,341

Banks – 1.5%
Industrial Bank of Korea (South Korea)	12,224	133,357

Biotechnology – 1.5%
Samsung Biologics Co. Ltd. (South Korea)*	597	92,355
Seegene, Inc. (South Korea)*	1,503	44,218
Total Biotechnology		136,573

Chemicals – 4.4%
KCC Corp. (South Korea)	116	36,720
Kumho Petrochemical Co. Ltd. (South Korea)	1,958	137,969
LG Chem Ltd. (South Korea)	400	105,159
Lotte Chemical Corp. (South Korea)	368	121,921
Total Chemicals		401,769

Commercial Services – 1.0%
AJ Rent A Car Co. Ltd. (South Korea)*	9,865	90,420

Computers – 2.6%
Samsung SDS Co. Ltd. (South Korea)	388	46,318
SK Holdings Co. Ltd. (South Korea)	862	187,693
Total Computers		234,011

Cosmetics / Personal Care – 1.5%
Amorepacific Corp. (South Korea)	371	93,057
LG Household & Health Care Ltd. (South Korea)	65	47,138
Total Cosmetics / Personal Care		140,195

Distribution / Wholesale – 3.6%
Hanwha Corp. (South Korea)	4,656	149,468
Kolon Corp. (South Korea)	370	20,679
LG Corp. (South Korea)	793	49,780
SK Networks Co. Ltd. (South Korea)	16,469	110,009
Total Distribution / Wholesale		329,936

Diversified Financial Services – 4.7%
DGB Financial Group, Inc. (South Korea)	14,103	136,830
KB Financial Group, Inc. (South Korea)	4,524	198,226
KIWOOM Securities Co. Ltd. (South Korea)	1,353	98,484
Total Diversified Financial Services		433,540

Electric – 1.5%
Korea Electric Power Corp. (South Korea)	3,267	135,699

Electrical Components & Equipment – 1.3%
LS Corp. (South Korea)	2,038	116,999

Electronics – 0.3%
LG Display Co. Ltd. (South Korea)	927	25,075

Engineering & Construction – 2.6%
Daelim Industrial Co. Ltd. (South Korea)	2,039	147,505
Hyundai Engineering & Construction Co. Ltd. (South Korea)	2,098	92,865
Total Engineering & Construction		240,370

Food – 4.7%
CJ CheilJedang Corp. (South Korea)	865	273,044
Hyundai Greenfood Co. Ltd. (South Korea)	6,557	91,762
Orion Corp. (South Korea)	115	68,899
Total Food		433,705

Gas – 1.0%
Korea Gas Corp. (South Korea)*	2,302	92,529

Healthcare - Products – 1.5%
Interojo Co. Ltd. (South Korea)	704	23,733
i-SENS, Inc. (South Korea)	892	23,491

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products (continued)
Value Added Technologies Co. Ltd. (South Korea)	749	$18,787
Vieworks Co. Ltd. (South Korea)	1,278	73,711
Total Healthcare - Products		139,722

Holding Companies - Diversified – 0.9%
CJ Corp. (South Korea)	517	80,442

Home Furnishings – 0.5%
SM Entertainment Co. (South Korea)*	2,126	44,866

Insurance – 3.0%
KB Insurance Co. Ltd. (South Korea)	8,023	193,706
Samsung Life Insurance Co. Ltd. (South Korea)	863	83,730
Total Insurance		277,436

Internet – 4.7%
MDS Technology Co. Ltd. (South Korea)	3,090	62,585
NAVER Corp. (South Korea)	482	368,514
Total Internet		431,099

Iron / Steel – 2.4%
POSCO (South Korea)	824	214,418

Leisure Time – 1.3%
Hana Tour Service, Inc. (South Korea)	1,608	114,457

Machinery - Diversified – 0.8%
SFA Engineering Corp. (South Korea)	1,163	75,294

Media – 1.8%
CJ E&M Corp. (South Korea)	2,136	162,354

Metal Fabricate / Hardware – 0.5%
Hyosung Corp. (South Korea)	381	46,164

Miscellaneous Manufacturing – 0.9%
Doosan Corp. (South Korea)	971	82,226

Oil & Gas – 3.2%
GS Holdings Corp. (South Korea)	1,130	59,718
S-Oil Corp. (South Korea)	2,611	234,647
Total Oil & Gas		294,365

Pharmaceuticals – 4.6%
Dong-A Socio Holdings Co. Ltd. (South Korea)	1,056	124,646
Green Cross Corp. (South Korea)	1,017	144,143
Yuhan Corp. (South Korea)	778	154,793
Total Pharmaceuticals		423,582

Retail – 1.7%
E-MART, Inc. (South Korea)	435	79,936
GS Retail Co. Ltd. (South Korea)	607	28,605
Samsung C&T Corp. (South Korea)	378	43,097
Total Retail		151,638

Semiconductors – 21.0%
Samsung Electronics Co. Ltd. (South Korea)	914	1,683,663
Silicon Works Co. Ltd. (South Korea)	1,674	45,880
SK Hynix, Inc. (South Korea)	3,067	138,499
TES Co. Ltd. (South Korea)	2,479	51,096
Total Semiconductors		1,919,138

Shipbuilding – 2.4%
Hyundai Heavy Industries Co. Ltd. (South Korea)*	1,500	221,318

Telecommunications – 1.9%
SK Telecom Co. Ltd. (South Korea)	773	174,189

Transportation – 0.7%
Korea Line Corp. (South Korea)*	3,043	63,265
Total Common Stocks
(Cost $7,969,297)		8,915,847
Total Investments – 97.5%
(Cost $7,969,297)		8,915,847
Other Assets in Excess of Liabilities – 2.5%		226,155
Net Assets – 100.0%		$9,142,002

*	Non-income producing security.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	2.5%
Agriculture	0.9
Airlines	1.7
Apparel	1.9
Auto Manufacturers	2.0
Auto Parts & Equipment	2.5
Banks	1.5
Biotechnology	1.5
Chemicals	4.4
Commercial Services	1.0
Computers	2.6
Cosmetics / Personal Care	1.5
Distribution / Wholesale	3.6
Diversified Financial Services	4.7
Electric	1.5
Electrical Components & Equipment	1.3
Electronics	0.3
Engineering & Construction	2.6
Food	4.7
Gas	1.0
Healthcare - Products	1.5
Holding Companies - Diversified	0.9
Home Furnishings	0.5
Insurance	3.0
Internet	4.7
Iron / Steel	2.4
Leisure Time	1.3
Machinery - Diversified	0.8
Media	1.8
Metal Fabricate / Hardware	0.5
Miscellaneous Manufacturing	0.9
Oil & Gas	3.2
Pharmaceuticals	4.6
Retail	1.7
Semiconductors	21.0
Shipbuilding	2.4
Telecommunications	1.9
Transportation	0.7
Total Investments	97.5
Other Assets in Excess of Liabilities	2.5
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.2%
Advertising – 0.4%
Interpublic Group of Cos., Inc. (The)	3,081	$75,700
Omnicom Group, Inc.	386	33,277
Total Advertising		108,977

Aerospace/Defense – 1.5%
Boeing Co. (The)	554	97,980
General Dynamics Corp.	211	39,499
Harris Corp.	555	61,755
L3 Technologies, Inc.	84	13,884
Lockheed Martin Corp.	53	14,183
Northrop Grumman Corp.	71	16,887
Raytheon Co.	134	20,435
Rockwell Collins, Inc.	511	49,649
TransDigm Group, Inc.(a)	219	48,215
United Technologies Corp.	311	34,897
Total Aerospace/Defense		397,384

Agriculture – 0.9%
Altria Group, Inc.	202	14,427
Archer-Daniels-Midland Co.	3,182	146,499
Philip Morris International, Inc.	409	46,176
Reynolds American, Inc.	252	15,881
Total Agriculture		222,983

Airlines – 1.2%
Alaska Air Group, Inc.(a)	1,148	105,869
Delta Air Lines, Inc.	2,862	131,537
Southwest Airlines Co.	1,618	86,984
Total Airlines		324,390

Apparel – 1.1%
Hanesbrands, Inc.(a)	7,822	162,385
Michael Kors Holdings Ltd.*	371	14,139
NIKE, Inc., Class B	673	37,506
Ralph Lauren Corp.	175	14,284
Under Armour, Inc., Class C*(a)	790	14,457
VF Corp.(a)	820	45,075
Total Apparel		287,846

Auto Manufacturers – 1.4%
Ford Motor Co.	12,858	149,667
General Motors Co.	4,249	150,245
PACCAR, Inc.	1,080	72,576
Total Auto Manufacturers		372,488

Auto Parts & Equipment – 1.3%
BorgWarner, Inc.(a)	1,169	48,852
Delphi Automotive PLC	1,659	133,533
Goodyear Tire & Rubber Co. (The)	4,130	148,680
Total Auto Parts & Equipment		331,065

Banks – 4.5%
Bank of America Corp.	2,054	48,454
Bank of New York Mellon Corp. (The)	1,704	80,480
BB&T Corp.	362	16,181
Capital One Financial Corp.	917	79,467
Citigroup, Inc.	1,060	63,409
Citizens Financial Group, Inc.	3,501	120,960
Comerica, Inc.	382	26,198
Fifth Third Bancorp	526	13,360
Goldman Sachs Group, Inc. (The)	633	145,413
Huntington Bancshares, Inc.	4,513	60,429
JPMorgan Chase & Co.	165	14,494
KeyCorp	1,827	32,484
M&T Bank Corp.	92	14,235
Morgan Stanley	2,307	98,832
Northern Trust Corp.	598	51,775
PNC Financial Services Group, Inc. (The)	381	45,812
Regions Financial Corp.	4,664	67,768
State Street Corp.	802	63,847
SunTrust Banks, Inc.	548	30,304
US Bancorp	272	14,008
Wells Fargo & Co.	934	51,986
Zions Bancorporation	949	39,858
Total Banks		1,179,754

Beverages – 1.1%
Brown-Forman Corp., Class B(a)	294	13,577
Coca-Cola Co. (The)	332	14,090
Constellation Brands, Inc., Class A	676	109,559
Dr Pepper Snapple Group, Inc.	279	27,320
Molson Coors Brewing Co., Class B	393	37,614
Monster Beverage Corp.*	1,313	60,621
PepsiCo, Inc.	130	14,542
Total Beverages		277,323

Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc.*	976	118,330
Amgen, Inc.	257	42,166
Biogen, Inc.*	190	51,950
Celgene Corp.*	1,134	141,104
Illumina, Inc.*	89	15,187
Regeneron Pharmaceuticals, Inc.*	199	77,114

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	425	$46,474
Total Biotechnology		492,325

Building Materials – 1.7%
Fortune Brands Home & Security, Inc.	794	48,315
Johnson Controls International PLC	2,331	98,182
Martin Marietta Materials, Inc.	336	73,332
Masco Corp.	2,600	88,374
Vulcan Materials Co.	1,147	138,190
Total Building Materials		446,393

Chemicals – 1.6%
Air Products & Chemicals, Inc.	132	17,858
Albemarle Corp.	157	16,586
Dow Chemical Co. (The)	454	28,847
E.I. du Pont de Nemours & Co.	189	15,182
Eastman Chemical Co.	1,010	81,608
FMC Corp.	893	62,144
International Flavors & Fragrances, Inc.	112	14,843
LyondellBasell Industries NV, Class A	557	50,793
Monsanto Co.	202	22,867
Mosaic Co. (The)	487	14,211
PPG Industries, Inc.	328	34,466
Praxair, Inc.	197	23,364
Sherwin-Williams Co. (The)	115	35,672
Total Chemicals		418,441

Commercial Services – 2.8%
Automatic Data Processing, Inc.	204	20,887
Cintas Corp.	166	21,006
Ecolab, Inc.	290	36,349
Equifax, Inc.	270	36,920
Global Payments, Inc.	187	15,087
H&R Block, Inc.	2,714	63,100
Moody's Corp.	271	30,363
Nielsen Holdings PLC	726	29,991
PayPal Holdings, Inc.*	1,719	73,951
Quanta Services, Inc.*	934	34,661
Robert Half International, Inc.	1,295	63,235
S&P Global, Inc.	448	58,571
Total System Services, Inc.	1,257	67,199
United Rentals, Inc.*	913	114,171
Verisk Analytics, Inc.*	221	17,932
Western Union Co. (The)	2,882	58,649
Total Commercial Services		742,072

Computers – 2.9%
Accenture PLC, Class A	225	26,973
Apple, Inc.	368	52,867
Cognizant Technology Solutions Corp., Class A*(a)	1,912	113,802
CSRA, Inc.	2,276	66,664
Hewlett Packard Enterprise Co.	636	15,073
HP, Inc.	785	14,036
International Business Machines Corp.	84	14,628
NetApp, Inc.	2,497	104,499
Seagate Technology PLC	3,232	148,446
Teradata Corp.*	698	21,722
Western Digital Corp.	2,034	167,866
Total Computers		746,576

Cosmetics/Personal Care – 0.4%
Colgate-Palmolive Co.	252	18,444
Coty, Inc., Class A	2,551	46,250
Estee Lauder Cos., Inc. (The), Class A	323	27,387
Procter & Gamble Co. (The)	158	14,196
Total Cosmetics/Personal Care		106,277

Distribution/Wholesale – 0.8%
Fastenal Co.	998	51,397
LKQ Corp.*	3,321	97,206
W.W. Grainger, Inc.(a)	241	56,095
Total Distribution/Wholesale		204,698

Diversified Financial Services – 6.7%
Affiliated Managers Group, Inc.	902	147,874
Alliance Data Systems Corp.(a)	583	145,167
American Express Co.	818	64,712
Ameriprise Financial, Inc.	1,120	145,241
BlackRock, Inc.	188	72,100
CBOE Holdings, Inc.	1,734	140,575
Charles Schwab Corp. (The)	2,146	87,578
CME Group, Inc.	189	22,453
Discover Financial Services	1,261	86,240
E*TRADE Financial Corp.*	2,884	100,623
Franklin Resources, Inc.	1,362	57,395
Intercontinental Exchange, Inc.	1,109	66,396
Invesco Ltd.	4,167	127,635

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Mastercard, Inc., Class A	537	$60,396
Nasdaq, Inc.	688	47,782
Navient Corp.	8,337	123,054
Synchrony Financial	3,529	121,045
T. Rowe Price Group, Inc.(a)	1,061	72,307
Visa, Inc., Class A	716	63,631
Total Diversified Financial Services		1,752,204

Electric – 1.3%
AES Corp. (The)	3,375	37,732
Alliant Energy Corp.	377	14,933
Ameren Corp.	270	14,739
American Electric Power Co., Inc.	209	14,030
CMS Energy Corp.	348	15,570
Consolidated Edison, Inc.	180	13,979
Dominion Resources, Inc.	186	14,428
DTE Energy Co.	147	15,010
Duke Energy Corp.	173	14,188
Edison International	183	14,569
Entergy Corp.	179	13,597
Eversource Energy	255	14,989
Exelon Corp.	410	14,752
FirstEnergy Corp.	442	14,064
NextEra Energy, Inc.	116	14,891
PG&E Corp.	213	14,135
Pinnacle West Capital Corp.	175	14,591
PPL Corp.	382	14,283
SCANA Corp.	228	14,900
Southern Co. (The)	280	13,938
WEC Energy Group, Inc.	247	14,976
Xcel Energy, Inc.	333	14,802
Total Electric		343,096

Electrical Components & Equipment – 0.6%
Acuity Brands, Inc.(a)	615	125,460
AMETEK, Inc.	286	15,467
Emerson Electric Co.	241	14,426
Total Electrical Components & Equipment		155,353

Electronics – 1.3%
Agilent Technologies, Inc.	359	18,980
Allegion PLC	792	59,954
Amphenol Corp., Class A	204	14,519
Corning, Inc.	688	18,576
FLIR Systems, Inc.	986	35,772
Fortive Corp.	257	15,477
Garmin Ltd.(a)	728	37,208
Honeywell International, Inc.	268	33,465
Mettler-Toledo International, Inc.*	52	24,903
PerkinElmer, Inc.	442	25,663
TE Connectivity Ltd.	378	28,180
Waters Corp.*	100	15,631
Total Electronics		328,328

Engineering & Construction – 0.4%
Fluor Corp.	1,336	70,301
Jacobs Engineering Group, Inc.	644	35,600
Total Engineering & Construction		105,901

Environmental Control – 0.3%
Republic Services, Inc.	244	15,326
Stericycle, Inc.*	509	42,191
Waste Management, Inc.	271	19,761
Total Environmental Control		77,278

Food – 1.8%
Campbell Soup Co.	241	13,795
Conagra Brands, Inc.	371	14,966
General Mills, Inc.	434	25,610
Hershey Co. (The)	144	15,732
Hormel Foods Corp.	430	14,891
JM Smucker Co. (The)	112	14,681
Kellogg Co.	208	15,103
Kraft Heinz Co. (The)	431	39,139
Kroger Co. (The)	1,820	53,672
McCormick & Co., Inc.	151	14,730
Mondelez International, Inc., Class A	703	30,285
Safeway, Inc PDC, LLC CVR*(b)	447	0
Safeway, Inc SCRP. CVR*(b)	447	0
Sysco Corp.	645	33,488
Tyson Foods, Inc., Class A	2,525	155,818
Whole Foods Market, Inc.	525	15,603
Total Food		457,513

Forest Products & Paper – 0.2%
International Paper Co.	912	46,311

Gas – 0.2%
CenterPoint Energy, Inc.	538	14,833
NiSource, Inc.	647	15,392
Sempra Energy	258	28,509
Total Gas		58,734

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Hand/Machine Tools – 0.4%
Snap-on, Inc.	331	$55,830
Stanley Black & Decker, Inc.	388	51,553
Total Hand/Machine Tools		107,383

Healthcare - Products – 2.6%
Abbott Laboratories	1,353	60,087
Baxter International, Inc.	732	37,961
Becton Dickinson and Co.	231	42,375
Boston Scientific Corp.*	2,319	57,673
C.R. Bard, Inc.	116	28,831
Cooper Cos., Inc. (The)	176	35,181
Danaher Corp.	501	42,850
DENTSPLY SIRONA, Inc.	312	19,481
Edwards Lifesciences Corp.*	626	58,888
Henry Schein, Inc.*	121	20,566
Hologic, Inc.*	578	24,594
IDEXX Laboratories, Inc.*	95	14,688
Intuitive Surgical, Inc.*	21	16,096
Medtronic PLC	369	29,727
Patterson Cos., Inc.	320	14,473
Stryker Corp.	224	29,490
Thermo Fisher Scientific, Inc.	438	67,277
Varian Medical Systems, Inc.*	174	15,857
Zimmer Biomet Holdings, Inc.	577	70,457
Total Healthcare - Products		686,552

Healthcare - Services – 3.4%
Aetna, Inc.	526	67,091
Anthem, Inc.	351	58,049
Centene Corp.*	1,710	121,855
Cigna Corp.	507	74,271
DaVita, Inc.*	454	30,858
Envision Healthcare Corp.*	1,772	108,659
HCA Holdings, Inc.*	1,382	122,984
Humana, Inc.	323	66,583
Laboratory Corp. of America Holdings*	458	65,709
Quest Diagnostics, Inc.	332	32,599
UnitedHealth Group, Inc.	489	80,201
Universal Health Services, Inc., Class B	498	61,976
Total Healthcare - Services		890,835

Holding Companies - Diversified – 0.5%
Leucadia National Corp.	5,067	131,742

Home Builders – 1.2%
D.R. Horton, Inc.	3,204	106,725
Lennar Corp., Class A	1,265	64,756
PulteGroup, Inc.	6,542	154,064
Total Home Builders		325,545

Home Furnishings – 0.8%
Leggett & Platt, Inc.	1,281	64,460
Whirlpool Corp.	870	149,057
Total Home Furnishings		213,517

Household Products/Wares – 0.3%
Avery Dennison Corp.	549	44,250
Church & Dwight Co., Inc.	297	14,811
Clorox Co. (The)	104	14,022
Kimberly-Clark Corp.	113	14,874
Total Household Products/Wares		87,957

Housewares – 0.3%
Newell Brands, Inc.	1,553	73,255

Insurance – 5.5%
Aflac, Inc.	205	14,846
Allstate Corp. (The)	1,120	91,269
American International Group, Inc.	1,629	101,698
Aon PLC	371	44,034
Arthur J Gallagher & Co.	818	46,250
Assurant, Inc.	1,586	151,732
Berkshire Hathaway, Inc., Class B*	156	26,002
Chubb Ltd.	311	42,374
Hartford Financial Services Group, Inc. (The)	1,996	95,948
Lincoln National Corp.	1,766	115,585
Marsh & McLennan Cos., Inc.	739	54,605
MetLife, Inc.	2,613	138,019
Principal Financial Group, Inc.(a)	1,081	68,222
Progressive Corp. (The)	781	30,599
Prudential Financial, Inc.	666	71,049
Torchmark Corp.	280	21,571
Travelers Cos., Inc. (The)	456	54,966
Unum Group	1,235	57,909
Willis Towers Watson PLC	532	69,633
XL Group Ltd (Bermuda)	3,788	150,990
Total Insurance		1,447,301

Internet – 3.2%
Alphabet, Inc., Class A*	127	107,671
Alphabet, Inc., Class C*	132	109,502

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet (continued)
Amazon.com, Inc.*	17	$15,071
eBay, Inc.*	1,313	44,077
Expedia, Inc.	820	103,459
F5 Networks, Inc.*	575	81,978
Facebook, Inc., Class A*	966	137,220
Netflix, Inc.*	96	14,190
Priceline Group, Inc. (The)*	53	94,338
Symantec Corp.	1,501	46,051
TripAdvisor, Inc.*(a)	654	28,227
VeriSign, Inc.*(a)	469	40,855
Total Internet		822,639

Iron/Steel – 0.1%
Nucor Corp.	459	27,412

Leisure Time – 0.9%
Harley-Davidson, Inc.	1,475	89,237
Royal Caribbean Cruises Ltd.	1,554	152,463
Total Leisure Time		241,700

Lodging – 0.4%
Marriott International, Inc., Class A	468	44,076
Wyndham Worldwide Corp.	636	53,609
Wynn Resorts Ltd.	128	14,670
Total Lodging		112,355

Machinery - Construction & Mining – 0.1%
Caterpillar, Inc.	160	14,842

Machinery - Diversified – 0.9%
Cummins, Inc.	474	71,669
Deere & Co.	164	17,853
Flowserve Corp.(a)	529	25,614
Rockwell Automation, Inc.	95	14,793
Roper Technologies, Inc.	205	42,330
Xylem, Inc.	1,249	62,725
Total Machinery - Diversified		234,984

Media – 3.3%
CBS Corp., Class B	1,795	124,501
Charter Communications, Inc., Class A*	92	30,113
Discovery Communications, Inc., Class A*(a)	4,499	130,876
Discovery Communications, Inc., Class C*	4,781	135,350
DISH Network Corp., Class A*	511	32,443
News Corp., Class A	1,121	14,573
News Corp., Class B	1,093	14,756
Scripps Networks Interactive, Inc., Class A	977	76,568
TEGNA, Inc.	579	14,834
Time Warner, Inc.	967	94,486
Twenty-First Century Fox, Inc., Class A	2,267	73,428
Twenty-First Century Fox, Inc., Class B	2,389	75,922
Walt Disney Co. (The)	352	39,913
Total Media		857,763

Mining – 0.6%
Freeport-McMoRan, Inc.*	12,521	167,281

Miscellaneous Manufacturing – 1.5%
3M Co.	123	23,533
Dover Corp.	476	38,247
Eaton Corp. PLC	746	55,316
General Electric Co.	1,935	57,663
Illinois Tool Works, Inc.	106	14,042
Ingersoll-Rand PLC	803	65,300
Parker-Hannifin Corp.	348	55,791
Pentair PLC (United Kingdom)	770	48,341
Textron, Inc.	806	38,357
Total Miscellaneous Manufacturing		396,590

Office/Business Equipment – 0.5%
Xerox Corp.	19,157	140,612

Oil & Gas – 5.1%
Cabot Oil & Gas Corp.	4,162	99,513
Chesapeake Energy Corp.*(a)	22,590	134,185
Chevron Corp.	1,352	145,164
Cimarex Energy Co.	1,154	137,891
Concho Resources, Inc.*	111	14,246
ConocoPhillips	296	14,762
Devon Energy Corp.	3,716	155,032
EQT Corp.	256	15,642
Exxon Mobil Corp.	1,503	123,261
Marathon Petroleum Corp.	1,208	61,052
Newfield Exploration Co.*	3,374	124,534
Occidental Petroleum Corp.	630	39,917
Phillips 66	625	49,513
Pioneer Natural Resources Co.	74	13,781
Tesoro Corp.	849	68,820

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valero Energy Corp.	1,881	$124,691
Total Oil & Gas		1,322,004

Oil & Gas Services – 0.3%
Halliburton Co.	1,564	76,964
Schlumberger Ltd.	175	13,668
Total Oil & Gas Services		90,632

Packaging & Containers – 0.6%
Ball Corp.(a)	1,406	104,410
Sealed Air Corp.	807	35,169
WestRock Co.	413	21,488
Total Packaging & Containers		161,067

Pharmaceuticals – 4.5%
AbbVie, Inc.	2,071	134,946
Allergan PLC	355	84,817
AmerisourceBergen Corp.	762	67,437
Bristol-Myers Squibb Co.	910	49,486
Cardinal Health, Inc.	869	70,867
Eli Lilly & Co.	713	59,970
Express Scripts Holding Co.*	2,295	151,263
Johnson & Johnson	119	14,821
Mallinckrodt PLC*	2,756	122,835
McKesson Corp.	616	91,328
Mead Johnson Nutrition Co.	163	14,520
Merck & Co., Inc.	313	19,888
Mylan NV*	2,822	110,030
Perrigo Co. PLC(a)	1,507	100,050
Pfizer, Inc.	1,194	40,847
Zoetis, Inc.	842	44,938
Total Pharmaceuticals		1,178,043

Pipelines – 0.7%
Kinder Morgan, Inc.	5,753	125,070
ONEOK, Inc.(a)	628	34,816
Williams Cos., Inc. (The)	484	14,322
Total Pipelines		174,208

Real Estate – 0.4%
CBRE Group, Inc., Class A*	2,943	102,387

Real Estate Investment Trust – 1.2%
American Tower Corp.	224	27,225
AvalonBay Communities, Inc.	74	13,586
Boston Properties, Inc.	101	13,373
Crown Castle International Corp.	150	14,167
Equinix, Inc.	39	15,614
Equity Residential	213	13,253
Essex Property Trust, Inc.	57	13,197
Extra Space Storage, Inc.	195	14,506
Federal Realty Investment Trust	101	13,484
GGP, Inc.	589	13,653
HCP, Inc.	445	13,920
Host Hotels & Resorts, Inc.	739	13,790
Iron Mountain, Inc.	400	14,268
Kimco Realty Corp.	605	13,364
Mid-America Apartment Communities, Inc.	135	13,735
Prologis, Inc.	262	13,593
Public Storage	62	13,572
Regency Centers Corp.	212	14,075
Simon Property Group, Inc.	87	14,967
Ventas, Inc.	228	14,829
Weyerhaeuser Co.	403	13,694
Total Real Estate Investment Trust		305,865

Retail – 8.8%
Advance Auto Parts, Inc.	475	70,424
AutoNation, Inc.*	2,833	119,808
AutoZone, Inc.*	120	86,766
Bed Bath & Beyond, Inc.	1,916	75,605
Best Buy Co., Inc.(a)	2,503	123,022
CarMax, Inc.*(a)	1,182	69,998
Chipotle Mexican Grill, Inc.*(a)	40	17,821
Coach, Inc.	1,591	65,756
Costco Wholesale Corp.	97	16,266
CVS Health Corp.	1,060	83,210
Darden Restaurants, Inc.	597	49,951
Dollar General Corp.	793	55,296
Dollar Tree, Inc.*	1,840	144,366
Foot Locker, Inc.	1,057	79,074
Gap, Inc. (The)	4,059	98,593
Genuine Parts Co.	148	13,677
Home Depot, Inc. (The)	356	52,272
Kohl’s Corp.(a)	1,655	65,886
L Brands, Inc.	1,728	81,389
Lowe’s Cos., Inc.	1,306	107,366
Macy’s, Inc.	894	26,498
McDonald's Corp.	189	24,496
Nordstrom, Inc.(a)	1,579	73,534
O’Reilly Automotive, Inc.*	246	66,381

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
PVH Corp.	448	$46,355
Ross Stores, Inc.	668	44,001
Signet Jewelers Ltd.	1,094	75,781
Staples, Inc.	1,856	16,277
Starbucks Corp.	346	20,203
Target Corp.	326	17,992
Tiffany & Co.(a)	275	26,208
TJX Cos., Inc. (The)	580	45,866
Tractor Supply Co.	963	66,418
Ulta Beauty, Inc.*	174	49,630
Urban Outfitters, Inc.*	3,536	84,015
Walgreens Boots Alliance, Inc.	769	63,865
Wal-Mart Stores, Inc.	223	16,074
Yum! Brands, Inc.	658	42,046
Total Retail		2,282,186

Savings & Loans – 0.1%
People’s United Financial, Inc.	715	13,013

Semiconductors – 5.2%
Analog Devices, Inc.	675	55,316
Applied Materials, Inc.	3,648	141,907
Broadcom Ltd.	600	131,376
Intel Corp.	1,907	68,786
KLA-Tencor Corp.	1,375	130,721
Lam Research Corp.	1,107	142,095
Microchip Technology, Inc.(a)	1,489	109,858
Micron Technology, Inc.*	5,612	162,187
NVIDIA Corp.	140	15,250
Qorvo, Inc.*(a)	2,050	140,548
QUALCOMM, Inc.	1,466	84,060
Skyworks Solutions, Inc.(a)	1,284	125,806
Texas Instruments, Inc.	335	26,988
Xilinx, Inc.	255	14,762
Total Semiconductors		1,349,660

Software – 2.9%
Activision Blizzard, Inc.	1,995	99,471
Adobe Systems, Inc.*	425	55,305
Akamai Technologies, Inc.*	838	50,029
CA, Inc.	478	15,162
Cerner Corp.*(a)	832	48,963
Citrix Systems, Inc.*	914	76,218
Dun & Bradstreet Corp. (The)	375	40,477
Electronic Arts, Inc.*	710	63,559
Fidelity National Information Services, Inc.	767	61,068
Fiserv, Inc.*	299	34,478
Intuit, Inc.	398	46,164
Microsoft Corp.	501	32,996
Oracle Corp.	819	36,536
Paychex, Inc.	242	14,254
Red Hat, Inc.*	302	26,123
salesforce.com, Inc.*	271	22,355
Synopsys, Inc.*	284	20,485
Total Software		743,643

Telecommunications – 0.9%
AT&T, Inc.	357	14,833
Cisco Systems, Inc.	1,077	36,402
Juniper Networks, Inc.	4,420	123,009
Level 3 Communications, Inc.*	401	22,945
Motorola Solutions, Inc.	203	17,503
Verizon Communications, Inc.	277	13,504
Total Telecommunications		228,196

Textiles – 0.1%
Mohawk Industries, Inc.*	152	34,883

Toys/Games/Hobbies – 0.5%
Hasbro, Inc.	725	72,370
Mattel, Inc.	1,886	48,300
Total Toys/Games/Hobbies		120,670

Transportation – 2.0%
C.H. Robinson Worldwide, Inc.(a)	283	21,873
CSX Corp.	324	15,082
Expeditors International of Washington, Inc.(a)	427	24,121
FedEx Corp.	497	96,990
JB Hunt Transport Services, Inc.	599	54,952
Kansas City Southern	1,066	91,420
Norfolk Southern Corp.	391	43,781
Ryder System, Inc.	1,352	101,995
Union Pacific Corp.	426	45,122
United Parcel Service, Inc., Class B	297	31,868
Total Transportation		527,204

Water – 0.1%
American Water Works Co., Inc.	200	15,554
Total Common Stocks
(Cost $22,972,857)		25,613,190

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares/Principal	Value
MONEY MARKET FUND – 2.0%
BlackRock Liquidity Funds FedFund Portfolio, 0.60%(c) (Cost $528,696)	528,696	$528,696

REPURCHASE AGREEMENTS – 4.7%(d)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $286,449, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $291,322)	$286,443	286,443
Citibank NA, dated 03/31/17, due 04/03/17, 0.81%, total to be received $84,888, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.00%, 02/01/26-02/01/46, totaling $86,325)	84,886	84,886
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $286,450, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $290,274)	286,443	286,443
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $286,449, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $291,168)	286,443	286,443
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $286,449, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $291,252)	286,443	286,443
Total Repurchase Agreements
(Cost $1,230,658)		1,230,658
Total Investments – 104.9%
(Cost $24,732,211)		27,372,544
Liabilities in Excess of Other Assets – (4.9%)		(1,289,168)
Net Assets – 100.0%		$26,083,376

CVR - Contingent Value Rights

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,353,166; the aggregate market value of the collateral held by the fund is $2,405,492. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,174,834.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Rate shown reflects the 7-day yield as of March 31, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	0.4%
Aerospace/Defense	1.5
Agriculture	0.9
Airlines	1.2
Apparel	1.1
Auto Manufacturers	1.4
Auto Parts & Equipment	1.3

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Banks	4.5%
Beverages	1.1
Biotechnology	1.9
Building Materials	1.7
Chemicals	1.6
Commercial Services	2.8
Computers	2.9
Cosmetics/Personal Care	0.4
Distribution/Wholesale	0.8
Diversified Financial Services	6.7
Electric	1.3
Electrical Components & Equipment	0.6
Electronics	1.3
Engineering & Construction	0.4
Environmental Control	0.3
Food	1.8
Forest Products & Paper	0.2
Gas	0.2
Hand/Machine Tools	0.4
Healthcare - Products	2.6
Healthcare - Services	3.4
Holding Companies - Diversified	0.5
Home Builders	1.2
Home Furnishings	0.8
Household Products/Wares	0.3
Housewares	0.3
Insurance	5.5
Internet	3.2
Iron/Steel	0.1
Leisure Time	0.9
Lodging	0.4
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.9
Media	3.3
Mining	0.6
Miscellaneous Manufacturing	1.5
Office/Business Equipment	0.5
Oil & Gas	5.1
Oil & Gas Services	0.3
Packaging & Containers	0.6
Pharmaceuticals	4.5
Pipelines	0.7
Real Estate	0.4
Real Estate Investment Trust	1.2
Retail	8.8
Savings & Loans	0.1
Semiconductors	5.2
Software	2.9
Telecommunications	0.9
Textiles	0.1
Toys/Games/Hobbies	0.5
Transportation	2.0
Water	0.1
Money Market Fund	2.0
Repurchase Agreements	4.7
Total Investments	104.9
Liabilities in Excess of Other Assets	(4.9)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 99.2%
Asset Allocation Fund – 10.0%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	36,851	$1,772,533
Debt Fund – 89.2%
AdvisorShares Peritus High Yield ETF†	64,294	2,288,223
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,549	2,305,023
PIMCO 1 - 5 Year U.S. TIPS Index ETF	10,012	528,934
PowerShares Emerging Markets Sovereign Debt Portfolio	36,547	1,062,056
PowerShares Financial Preferred Portfolio	109,023	2,034,369
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	27,871	705,825
PowerShares International Corporate Bond Portfolio	21,336	532,973
PowerShares National AMT-Free Municipal Bond Portfolio(a)	21,216	531,037
PowerShares Senior Loan Portfolio	60,446	1,405,974
SPDR Bloomberg Barclays High Yield Bond ETF	14,387	531,312
SPDR Nuveen S&P High Yield Municipal Bond ETF	14,027	794,068
Vanguard Intermediate-Term Government Bond ETF(a)	8,245	530,318
Vanguard Long-Term Government Bond ETF(a)	4,791	357,361
Vanguard Mortgage-Backed Securities ETF(a)	23,553	1,237,004
WisdomTree Emerging Markets Corporate Bond Fund	14,843	1,061,571
Total Debt Fund		15,906,048
Total Exchange Traded Funds
(Cost $17,641,722)		17,678,581

MONEY MARKET FUND – 1.1%
BlackRock Liquidity Funds FedFund Portfolio, 0.60%(b) (Cost $199,312)	199,312	199,312

REPURCHASE AGREEMENTS – 21.3%(c)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $883,806, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $898,838)	$883,786	883,786
Citigroup Global Markets, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $261,925, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.50%, 04/01/17-06/01/52, totaling $266,157)	261,919	261,919
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $883,808, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $895,608)	883,786	883,786
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $883,806, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $898,363)	883,786	883,786

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $883,806, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $898,625)	$883,786	$883,786
Total Repurchase Agreements
(Cost $3,797,063)		3,797,063
Total Investments – 121.6%
(Cost $21,638,097)		21,674,956
Liabilities in Excess of Other Assets – (21.6%)		(3,851,229)
Net Assets – 100.0%		$17,823,727

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,700,213; the aggregate market value of the collateral held by the fund is $3,797,063.
(b)	Rate shown reflects the 7-day yield as of March 31, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Allocation Fund	10.0%
Debt Fund	89.2
Money Market Fund	1.1
Repurchase Agreements	21.3
Total Investments	121.6
Liabilities in Excess of Other Assets	(21.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.9%
ARGENTINA – 3.8%
Grupo Financiero Galicia SA(a)	4,638	$175,595
Telecom Argentina SA(a)	12,071	267,855
Total Argentina		443,450

BELGIUM – 2.4%
Anheuser-Busch InBev SA/NV(a)	2,616	287,132

BRAZIL – 4.0%
Banco Bradesco SA(a)	7,793	79,800
Banco Santander Brasil SA(a)(b)	1,374	12,119
Cia Brasileira de Distribuicao Grupo Pao de Acucar(a)(b)	4,977	95,558
Cia de Saneamento Basico do Estado de Sao Paulo(a)	10,068	104,808
Embraer SA(a)	2,791	61,625
Itau Unibanco Holding SA(a)	2,222	26,820
Telefonica Brasil SA(a)	3,746	55,628
Vale SA(a)	3,136	29,792
Total Brazil		466,150

CANADA – 4.1%
Canadian Solar, Inc.*(b)	9,739	119,498
CGI Group, Inc., Class A*	1,863	89,294
Gildan Activewear, Inc.(b)	1,426	38,559
Magna International, Inc.	2,304	99,441
Manulife Financial Corp.	3,552	63,012
Silver Wheaton Corp.	3,635	75,753
Total Canada		485,557

CHILE – 0.9%
Enel Generacion Chile SA(a)	1,546	34,383
Latam Airlines Group SA*(a)	1,885	23,883
Sociedad Quimica y Minera de Chile SA(a)	1,280	43,994
Total Chile		102,260

CHINA – 17.6%
500.com Ltd., Class A*(a)(b)	7,691	103,136
51job, Inc.*(a)	1,228	45,019
AirMedia Group, Inc.*(a)(b)	42,453	116,746
Alibaba Group Holding Ltd.*(a)(b)	3,315	357,456
Autohome, Inc.*(a)	1,665	52,897
Baidu, Inc.*(a)	280	48,306
Baozun, Inc.*(a)	3,392	50,677
Bitauto Holdings Ltd.*(a)(b)	2,933	75,114
Cheetah Mobile, Inc.*(a)(b)	2,059	22,114
China Lodging Group Ltd.*(a)	244	15,140
Daqo New Energy Corp.*(a)	4,659	87,449
Fanhua, Inc.*(a)(b)	6,874	59,323
Huaneng Power International, Inc.(a)(b)	3,167	84,337
iKang Healthcare Group, Inc.*(a)	6,192	90,403
Jumei International Holding Ltd.*(a)(b)	25,024	92,339
KongZhong Corp.*(a)(b)	9,112	67,520
Momo, Inc.*(a)	752	25,621
NetEase, Inc.(a)	286	81,224
New Oriental Education & Technology Group, Inc.*(a)	751	45,345
Noah Holdings Ltd.*(a)(b)	2,464	62,536
NQ Mobile, Inc., Class A*(a)(b)	21,435	89,384
Semiconductor Manufacturing International Corp.*(a)(b)	9,006	56,558
TAL Education Group*(a)	185	19,715
Tarena International, Inc.(a)	4,236	79,129
Vipshop Holdings Ltd.*(a)	5,233	69,808
Weibo Corp.*(a)	407	21,237
Xinyuan Real Estate Co., Ltd.(a)	19,009	83,830
YY, Inc.*(a)	1,622	74,790
Total China		2,077,153

COLOMBIA – 0.9%
Ecopetrol SA*(a)(b)	11,518	107,348

FRANCE – 3.6%
Criteo SA*(a)	8,545	427,165

GERMANY – 1.7%
SAP SE(a)	2,072	203,408

INDIA – 1.3%
HDFC Bank Ltd.(a)	883	66,419
Infosys Ltd.(a)(b)	2,358	37,257
WNS Holdings Ltd.*(a)	1,702	48,694
Total India		152,370

IRELAND – 1.4%
Trinity Biotech PLC*(a)	28,345	168,936

ISRAEL – 2.1%
Nice Ltd.(a)	3,655	248,467

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
LUXEMBOURG – 4.2%
Ternium SA(a)	18,904	$493,772

MEXICO – 0.5%
America Movil SAB de CV, Class L(a)	2,147	30,423
Cemex SAB de CV*(a)	3,614	32,779
Total Mexico		63,202

NETHERLANDS – 17.9%
Aegon NV(c)	111,319	571,066
Royal Dutch Shell PLC, Class A(a)	9,736	513,379
Royal Dutch Shell PLC, Class B(a)(b)	8,379	467,800
VEON Ltd.(a)	136,872	558,438
Total Netherlands		2,110,683

NORWAY – 3.5%
Statoil ASA(a)(b)	23,935	411,203

PERU – 1.7%
Cia de Minas Buenaventura SAA(a)	7,496	90,252
Grana y Montero SAA(a)	33,382	104,485
Total Peru		194,737

RUSSIA – 0.8%
Mobile TeleSystems PJSC(a)	3,131	34,535
QIWI PLC(a)	3,445	59,082
Total Russia		93,617

SOUTH AFRICA – 0.6%
Mix Telematics Ltd.(a)	10,407	65,564

SOUTH KOREA – 0.4%
Hanwha Q CELLS Co. Ltd.*(a)(b)	5,779	42,129

SPAIN – 2.7%
Grifols SA(a)	17,140	323,517

SWITZERLAND – 3.6%
STMicroelectronics NV(b) (c)	27,047	418,147

TAIWAN – 3.9%
AU Optronics Corp.(a)	27,630	105,547
Himax Technologies, Inc.(a)(b)	4,113	37,511
Silicon Motion Technology Corp.(a)	1,951	91,209
Siliconware Precision Industries Co., Ltd.(a)(b)	8,742	70,723
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,578	51,821
United Microelectronics Corp.(a)	53,125	102,531
Total Taiwan		459,342

UNITED KINGDOM – 9.3%
AstraZeneca PLC(a)(b)	10,562	328,901
BP PLC(a)	15,923	549,662
GlaxoSmithKline PLC(a)(b)	5,245	221,129
Total United Kingdom		1,099,692

UNITED STATES – 5.0%
IMAX Corp.*	370	12,580
Mitel Networks Corp.*	7,208	49,951
Shire PLC(a)	2,137	372,330
Tucows, Inc., Class A*	511	26,087
Valeant Pharmaceuticals International, Inc.*	11,772	129,845
Total United States		590,793
Total Common Stocks
(Cost $10,848,132)		11,535,794

MONEY MARKET FUND – 1.9%
BlackRock Liquidity Funds FedFund Portfolio, 0.60%(d) (Cost $218,997)	218,997	218,997

REPURCHASE AGREEMENTS – 16.8%(e)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $461,851, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $469,707)	$461,841	461,841
Citibank NA, dated 03/31/17, due 04/03/17, 0.81%, total to be received $136,863, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.00%, 02/01/26-02/01/46, totaling $139,180)	136,860	136,860

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $461,853, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $468,019)	$461,841	$461,841
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $461,851, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $469,459)	461,841	461,841
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $461,851, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $469,595)	461,841	461,841
Total Repurchase Agreements
(Cost $1,984,224)		1,984,224
Total Investments – 116.6%
(Cost $13,051,353)		13,739,015
Liabilities in Excess of Other Assets – (16.6%)		(1,955,532)
Net Assets – 100.0%		$11,783,483

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,461,030; the aggregate market value of the collateral held by the fund is $2,534,656. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $550,432.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2017.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.0%
Aerospace/Defense	0.5
Airlines	0.2
Apparel	0.3
Auto Parts & Equipment	0.8
Banks	3.1
Beverages	2.4
Building Materials	0.3
Chemicals	1.1
Commercial Services	1.7
Computers	1.5
Diversified Financial Services	0.5
Electric	1.0
Electronics	0.9
Energy - Alternate Sources	1.4
Entertainment	1.0
Food	0.8
Healthcare - Products	1.4
Healthcare - Services	0.8
Holding Companies - Diversified	0.9
Insurance	5.9
Internet	10.6
Iron / Steel	4.2
Iron/Steel	0.3
Lodging	0.1
Mining	1.4
Oil & Gas	17.4
Pharmaceuticals	11.7
Real Estate	0.7
Retail	0.8
Semiconductors	7.0
Software	4.6
Telecommunications	10.7
Water	0.9
Money Market Fund	1.9
Repurchase Agreements	16.8
Total Investments	116.6
Liabilities in Excess of Other Assets	(16.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MARKET ADAPTIVE UNCONSTRAINED INCOME ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 93.3%
Asset Allocation Fund – 30.2%
SPDR Bloomberg Barclays Convertible Securities ETF	7,566	$363,925

Debt Fund – 63.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,379	398,418
SPDR Bloomberg Barclays High Yield Bond ETF	9,857	364,019
Total Debt Fund		762,437
Total Exchange Traded Funds
(Cost $1,119,461)		1,126,362
MONEY MARKET FUND – 9.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.56%(a) (Cost $112,952)	112,952	112,952
Total Investments – 102.6%
(Cost $1,232,413)		1,239,314
Liabilities in Excess of Other Assets – (2.6%)		(30,871)
Net Assets – 100.0%		$1,208,443

ETF - Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	30.2%
Debt Fund	63.1
Money Market Fund	9.3
Total Investments	102.6
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 97.4%
Equity Fund – 97.4%
iShares Core S&P 500 ETF(a)	19,176	$4,549,889
iShares Core S&P Mid-Cap ETF	25,189	4,312,861
iShares Core S&P Small-Cap ETF	62,658	4,333,427
iShares S&P 100 ETF	13,661	1,430,307
Total Exchange Traded Funds
(Cost $14,425,383)		14,626,484

MONEY MARKET FUND – 12.5%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 0.62%(b) (Cost $1,876,551)	1,876,551	1,876,551

REPURCHASE AGREEMENTS – 23.7%(c)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $825,903, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $839,950)	$825,884	825,884
Citibank NA, dated 03/31/17, due 04/03/17, 0.81%, total to be received $244,740, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.00%, 02/01/26-02/01/46, totaling $248,883)	244,734	244,734
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $825,905, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $836,931)	825,884	825,884
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $825,903, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $839,506)	825,884	825,884
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $825,902, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $839,751)	825,884	825,884
Total Repurchase Agreements
(Cost $3,548,270)		3,548,270
Total Investments – 133.6%
(Cost $19,850,204)		20,051,305
Liabilities in Excess of Other Assets – (33.6%)		(5,037,635)
Net Assets – 100.0%		$15,013,670

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,470,858; the aggregate market value of the collateral held by the fund is $3,548,270.
(b)	Rate shown reflects the 7-day yield as of March 31, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	97.4%
Money Market Fund	12.5
Repurchase Agreements	23.7
Total Investments	133.6
Liabilities in Excess of Other Assets	(33.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 43.4%
Commodity Fund – 2.7%
SPDR Gold Shares*	1,663	$197,432

Currency Fund – 4.5%
PowerShares DB US Dollar Index Bullish Fund*(a)	6,576	170,647
ProShares UltraShort Euro*(a)	5,677	149,816
Total Currency Fund		320,463

Debt Fund – 4.0%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares*(a)	15,501	290,179

Equity Fund – 32.2%
Direxion Daily S&P 500 Bull 3X*	3,444	435,149
iShares Residential Real Estate Capped ETF	2,816	177,830
ProShares UltraPro QQQ*	5,341	471,130
ProShares UltraShort Financials*	1,053	30,116
Technology Select Sector SPDR Fund	9,948	530,328
Vanguard Global ex-U.S. Real Estate ETF	5,323	283,503
WisdomTree India Earnings Fund(a)	1,726	41,648
WisdomTree Japan Hedged Equity Fund(a)	6,824	345,431
Total Equity Fund		2,315,135
Total Exchange Traded Funds (Cost $2,593,199)		3,123,209

CLOSED-END FUND – 2.8%

Country Fund – 2.8%
Morgan Stanley China A Share Fund, Inc. (Cost $259,180)	10,665	204,981

MONEY MARKET FUND – 54.5%
Goldman Sachs Financial Square Fund, 0.56%(b) (Cost $3,918,649)	3,918,649	3,918,649

REPURCHASE AGREEMENTS – 8.4%(c)
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $250,006, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $253,344)	$250,000	250,000
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $250,006, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $254,124)	250,000	250,000
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $102,992, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $104,719)	102,990	102,990
Total Repurchase Agreements (Cost $602,990)		602,990
Total Investments – 109.1% (Cost $7,374,018)		7,849,829
Liabilities in Excess of Other Assets – (9.1%)		(655,702)
Net Assets – 100.0%		$7,194,127

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $590,004; the aggregate market value of the collateral held by the fund is $602,990.
(b)	Rate shown reflects the 7-day yield as of March 31, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commodity Fund	2.7%
Country Fund	2.8
Currency Fund	4.5
Debt Fund	4.0
Equity Fund	32.2
Money Market Fund	54.5
Repurchase Agreements	8.4
Total Investments	109.1
Liabilities in Excess of Other Assets	(9.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 29.1%
Commercial Mortgage Backed Securities – 10.3%
Access Point Funding I LLC, Class A, Series 2015-A, 2.61%, 04/15/20‡	$21,679	$21,726
Aventura Mall Trust, Class C, Series 2013-AVM, 3.74%, 12/05/32@‡	250,000	257,514
Aventura Mall Trust, Class A, Series 2013-AVM, 3.74%, 12/05/32@‡	1,015,000	1,068,523
Banc of America Commercial Mortgage Trust, Class AM, Series 2007-4, 5.96%, 02/10/51@	475,000	479,636
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 2.48%, 01/25/38@‡	147,606	145,451
BCRR Trust, Class 2A1, Series 2009-1, 5.86%, 07/17/40@‡	33,785	33,775
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	508,262	511,911
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.89%, 06/11/50@	990,000	1,003,216
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	822,423	832,349
Citigroup Commercial Mortgage Trust, Class A, Series 2016-SMPL, 2.23%, 09/10/31‡	470,000	461,821
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.78%, 12/10/49@	1,111,627	1,113,391
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.78%, 12/10/49@	81,989	82,087
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.13%, 12/10/49@	530,000	540,654
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.79%, 06/14/50@‡	177,956	178,058
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	421,848	419,937
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡	460,000	518,675
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	1,532,000	1,550,266
Credit Suisse Commercial Mortgage Trust, Class A, Series 2016-BDWN, 3.81%, 02/15/29@‡	600,000	610,933
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34@‡	200,000	203,349
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.95%, 08/10/45@	330,717	330,780
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.95%, 08/10/45@	1,681,623	1,685,984
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35‡	535,000	530,565
JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 09/15/47	809,000	840,522
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 3.66%, 07/15/36@‡	535,000	539,359
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 5.94%, 04/17/45@	33,144	33,086
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2011-C4, 4.11%, 07/15/46‡	757,950	775,257

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	$603,477	$602,989
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	706,589	706,012
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-CB19, 5.83%, 02/12/49@	489,418	488,972
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	1,850,782	1,860,277
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 6.05%, 07/15/44@	1,746,714	1,755,134
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	573,024	574,428
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	599,189	608,245
Morgan Stanley Capital Barclays Bank Trust, Class A, Series 2016-MART, 2.20%, 09/13/31‡	885,000	869,449
Morgan Stanley Capital I Trust, Class A4, Series 2008-T29, 6.30%, 01/11/43@	144,248	147,801
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.30%, 01/11/43@	860,000	880,684
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.78%, 04/15/49@	213,906	213,600
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	476,569	479,447
Motel 6 Trust, Class D, Series 2015-MTL6, 4.53%, 02/05/30‡	650,000	655,225
Motel 6 Trust, Class B, Series 2015-MTL6, 3.30%, 02/05/30‡	385,000	386,548
VSD, 3.60%, 12/25/43	295,305	295,415
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,198,304	1,206,182
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.76%, 06/15/49@	246,128	245,874
Total Commercial Mortgage Backed Securities		26,745,107

Residential Mortgage Backed Securities – 18.7%
Agate Bay Mortgage Trust, Class A1, Series 2013-1, 3.50%, 07/25/43@‡	1,485,638	1,499,218
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	129,333	133,712
AMSR Trust, Class C, Series 2016-SFR1, 3.19%, 11/17/33@‡	332,500	335,252
AMSR Trust, Class A, Series 2016-SFR1, 2.34%, 11/17/33@‡	332,500	336,001
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 01/25/35	146,139	150,687
Banc of America Funding Trust, Class 5A1, Series 2004-A, 3.50%, 07/20/34@	169,165	168,733
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	189,417	189,897
Banc of America Funding Trust, Class A1, Series 2016-R1, 2.50%, 03/25/40@‡	1,117,423	1,110,314
Banc of America Mortgage Trust, Class 4A1, Series 2004-5, 4.75%, 06/25/19	146,634	146,784
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	251,873	251,504
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	361,847	375,017

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 3.32%, 06/25/34@	$582,272	$585,323
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 3.12%, 04/25/34@	447,203	446,694
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.55%, 11/25/34@	792,452	794,338
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 3.35%, 01/25/35@	671,702	673,381
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 3.49%, 01/25/35@	968,238	977,970
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	418,816	431,787
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45@‡	509,830	510,654
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45@‡	772,836	773,990
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.51%, 07/25/36	163,199	165,277
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.95%, 08/25/34@	271,420	272,635
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡	636,288	664,055
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡	391,808	402,192
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡	862,246	873,170
Colony American Finance Ltd., Class A, Series 2015-1, 2.90%, 10/15/47‡	416,774	414,765
Colony Starwood Homes Trust, Class C, Series 2016-2A, 3.09%, 12/17/33@‡	665,000	668,317
COLT Mortgage Loan Trust, Class A1, Series 2016-1, 3.00%, 05/25/46‡	575,161	580,937
COLT Mortgage Loan Trust, Class A1, Series 2016-2, 2.75%, 09/25/46@‡	738,734	745,911
COLT Mortgage Loan Trust, Class A1, Series 2016-3, 2.80%, 12/26/46@‡	192,344	192,978
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	397,095	403,176
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.01%, 04/25/43@‡	692,845	697,607
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	119,728	119,683
Credit Suisse First Boston Mortgage Securities Corp., Class 5A1, Series 2003-AR30, 3.19%, 01/25/34@	223,759	227,340
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 3.08%, 09/25/34@	130,370	131,046
Federal Home Loan Mortgage Corporation, Class M2, Series 2016-DNA2, 3.18%, 10/25/28@	500,000	509,369
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56‡	765,582	775,623
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.68%, 06/25/34@	323,576	327,149
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	113,261	116,695
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	382,712	389,834
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.71%, 06/25/34@	493,354	479,939

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 1.23%, 06/25/28@	$178,830	$176,033
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	231,989	232,362
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	164,879	167,839
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 3.06%, 07/25/34@	251,263	249,696
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.18%, 08/25/34@	226,111	227,325
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 3.20%, 09/25/34@	118,117	119,869
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 3.09%, 04/25/35@	608,874	600,297
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	257,382	266,345
JPMorgan Mortgage Trust, Class 1A4, Series 2015-4, 3.50%, 06/25/45@‡	926,218	936,421
JPMorgan Mortgage Trust, Class A3, Series 2016-1, 3.50%, 05/25/46‡	1,215,310	1,228,697
JPMorgan Mortgage Trust, Class A1, Series 2016-5, 2.60%, 12/25/46@‡	1,845,631	1,844,345
JPMorgan Trust, Class AM1, Series 2015-1, 2.63%, 12/25/44@‡	563,876	565,180
JPMorgan Trust, Class A2, Series 2015-5, 2.87%, 05/25/45@‡	905,169	907,239
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	322,472	334,983
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	198,778	206,157
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	172,214	174,035
Mastr Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	278,776	281,288
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 2.85%, 08/25/34@	712,838	723,769
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡	657,804	655,095
Mill City Mortgage Loan Trust, Class A1, Series 2017-1, 2.75%, 11/25/58@‡	389,000	388,154
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.97%, 06/25/44@‡	513,512	519,369
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	188,981	196,993
New Residential Mortgage Loan Trust, Class A1, Series 2016-2A, 3.75%, 11/26/35@‡	529,280	536,156
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	883,025	905,973
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	237,353	243,652
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	1,348,836	1,364,252
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡	1,007,675	1,033,127
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56@‡	285,326	288,594
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡	846,483	861,457

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡	$236,514	$245,924
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 2.71%, 03/25/35@	1,205,000	1,182,823
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	54,992	55,641
Sequoia Mortgage Trust, Class A9, Series 2014-3, 3.75%, 10/25/44@‡	494,931	502,802
Station Place Securitization Trust, Class B, Series 2017-1, 2.11%, 02/25/49@‡	450,000	450,000
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 3.35%, 02/25/34@	308,692	301,149
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.31%, 04/25/34@	663,224	660,466
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 3.31%, 04/25/34@	124,536	123,014
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 3.21%, 05/25/34@	252,264	255,425
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 2.93%, 12/25/33@	232,025	231,263
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.50%, 02/25/34	498,467	513,618
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	884,970	874,790
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	356,728	364,545
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 3.51%, 11/25/33@	274,450	271,814
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	171,993	173,291
Towd Point Mortgage Trust, Class A1B, Series 2015-3, 3.00%, 03/25/54@‡	421,935	425,882
Towd Point Mortgage Trust, Class A1B, Series 2016-1, 2.75%, 02/25/55@‡	790,871	793,369
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡	260,000	254,674
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡	788,712	791,191
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡	250,000	252,594
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡	542,308	537,312
Vericrest Opportunity Loan Trust, Class A1, Series 2015-NPL3, 3.38%, 10/25/58‡	171,713	171,469
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47‡	249,702	250,315
VOLT LI LLC, Class A1, Series 2016-NP11, 3.50%, 10/25/46‡	257,225	259,756
VOLT XLVIII LLC, Class A1, Series 2016-NPL8, 3.50%, 07/25/46‡	188,324	189,812

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡	$286,818	$289,165
VOLT XXXI LLC, Class A1, Series 2015-NPL2, 3.38%, 02/25/55‡	181,303	181,183
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 2.90%, 06/25/33@	216,442	216,018
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 2.92%, 08/25/33@	146,499	144,776
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 2.90%, 06/25/33@	22,940	23,042
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.96%, 10/25/33@	131,819	133,285
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 2.97%, 10/25/33@	151,418	152,745
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 3.11%, 02/25/34@	289,301	292,174
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.11%, 07/25/34@	326,491	327,516
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.10%, 07/25/34@	104,510	106,570
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.19%, 10/25/34@	411,339	410,581
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 3.00%, 12/25/34@	126,454	128,052
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-AR10, 3.07%, 06/25/35@	601,265	613,627
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	90,557	93,187
Total Residential Mortgage Backed Securities		48,528,516

U.S. Government Agency Securities – 0.1%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	347,328	362,798
Total Mortgage Backed Securities (Cost $77,303,313)		75,636,421

ASSET BACKED SECURITIES – 25.4%
American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	665,000	675,715
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	1,720,000	1,731,838
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	502,528
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	659,429
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	721,196
AmeriCredit Automobile Receivables Trust, Class C, Series 2017-1, 2.71%, 08/18/22	650,000	653,083
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	901,124	901,289
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	577,007

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	$755,000	$760,290
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	600,000	602,975
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	407,688	420,398
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	501,355
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,140,178
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,488,433
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	40,838	41,193
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	156,219	157,168
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	360,336	362,427
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	601,893	602,739
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	503,520
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	645,008
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	637,830
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	653,253
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	41,143	41,234
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	139,828	140,503
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	481,389
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,004,798
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	702,734
CarMax Auto Owner Trust, Class B, Series 2015-4, 2.16%, 08/16/21	713,000	710,715
CarMax Auto Owner Trust, Class B, Series 2016-2, 2.16%, 12/15/21	575,000	573,124
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	617,247
CCG Receivables Trust, Class A3, Series 2015-1, 1.92%, 01/17/23‡	1,000,000	1,002,539
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	420,193
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	517,440	509,725
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	640,928
Citi Held For Asset Issuance, Class A, Series 2015-PM3, 2.56%, 05/16/22‡	118,406	118,536
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	577,349	573,210
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	123,424	125,000
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	536,923	537,063

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	$359,586	$360,235
Drive Auto Receivables Trust, Class B, Series 2016-AA, 3.17%, 05/15/20‡	1,200,000	1,207,265
Drive Auto Receivables Trust, Class B, Series 2016-BA, 2.56%, 06/15/20‡	1,250,000	1,257,132
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	1,225,000	1,232,792
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	1,000,000	1,011,297
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	665,000	673,550
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	243,350	241,405
DT Auto Owner Trust, Class B, Series 2016-1A, 2.79%, 05/15/20‡	700,000	702,777
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	15,534	15,540
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	387,730	389,751
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	655,000	662,139
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	625,000	633,849
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	650,000	655,291
Exeter Automobile Receivables Trust, Class A, Series 2016-1A, 2.35%, 07/15/20‡	514,569	515,775
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	234,711	235,771
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	1,110,000	1,116,033
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	880,000	887,758
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	512,557
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	600,000	610,133
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	499,896	503,748
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	797,013	799,660
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	303,996	304,976
Greatamerica Leasing Receivables Funding LLC, Class A4, Series 2017-1, 2.36%, 01/20/23‡	640,000	638,556
Hertz Vehicle Financing II LP, Class A, Series 2015-2A, 2.02%, 09/25/19‡	1,075,000	1,070,322
Hertz Vehicle Financing LLC, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	199,330
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	545,679	544,106
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	186,575	184,362
Hilton Grand Vacations Trust, Class A, Series 2017-AA, 2.66%, 12/26/28‡	650,000	649,977
Hyundai Auto Receivables Trust, Class B, Series 2015-C, 2.15%, 11/15/21	1,000,000	1,000,769
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	425,768
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	502,526

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Leaf Receivables Funding 10 LLC, Class D, Series 2015-1, 3.74%, 05/17/21‡	$615,000	$605,706
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	349,043
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29‡	645,000	649,173
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	606,921	607,979
MVW Owner Trust, Class A, Series 2016-1A, 2.25%, 12/20/33‡	709,647	699,833
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	394,888	393,984
Navistar Financial Dealer Note Master Owner Trust II, Class B, Series 2016-1, 2.73%, 09/27/21@‡	1,065,000	1,067,553
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	179,833	179,881
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	120,000	121,419
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	325,000	326,064
Orange Lake Timeshare Trust, Class A, Series 2012-AA, 3.45%, 03/10/27‡	81,059	81,768
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	349,949	350,026
Santander Drive Auto Receivables Trust, Class B, Series 2016-2, 2.08%, 02/16/21	750,000	750,988
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	201,502	201,639
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	504,189	505,521
Santander Drive Auto Receivables Trust, Class C, Series 2016-1, 3.09%, 04/15/22	1,370,000	1,387,442
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	650,000	650,387
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	785,000	786,894
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	475,000	479,608
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	107,426	107,347
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	70,023	69,930
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	54,029	54,049
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	257,424	256,943
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	498,052
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	258,166	261,258
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,275,000	1,284,040
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	13,397	13,399
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	575,113	576,197
Sofi Professional Loan Program LLC, Class A2, Series 2016-A, 2.76%, 12/26/36‡	377,563	380,784
SoFi Professional Loan Program LLC, Class A1FX, Series 2017-B, 1.83%, 05/25/40‡	650,000	649,951

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	$358,210	$359,418
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	207,365	207,346
SoFi Professional Loan Program LLC, Class A2B, Series 2016-C, 2.36%, 12/27/32‡	1,006,000	993,785
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	804,738
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	412,829	414,028
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	224,812	220,287
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	237,728	239,506
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	694,939	698,685
United Auto Credit Securitization Trust, Class B, Series 2016-1, 2.73%, 05/15/18‡	253,169	253,364
Volvo Financial Equipment LLC, Class B, Series 2017-1A, 2.40%, 01/18/22‡	650,000	648,935
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	419,221	417,596
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	526,975	531,737
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	404,546	406,680
Westlake Automobile Receivables Trust, Class B, Series 2016-3A, 2.07%, 12/15/21‡	1,230,000	1,226,817
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	500,000	501,043
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	780,000	785,152
Total Asset Backed Securities (Cost $65,836,221)		65,938,915

CORPORATE BONDS – 20.8%
Consumer Discretionary – 2.2%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	116,757
Calatlantic Group, Inc., 5.88%, 11/15/24	136,000	143,310
Calatlantic Group, Inc., 5.25%, 06/01/26	290,000	290,000
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	245,000	258,657
CSC Holdings LLC, 6.75%, 11/15/21	365,000	396,709
Delphi Automotive PLC, 3.15%, 11/19/20	530,000	541,147
Dr Horton, Inc., 4.75%, 02/15/23	650,000	692,565
Marriott International, Inc., Series N, 3.13%, 10/15/21	520,000	529,827
NCL Corp. Ltd., 4.75%, 12/15/21‡	580,000	590,150
Newell Brands, Inc., 2.60%, 03/29/19	71,000	71,912
Newell Brands, Inc., 3.15%, 04/01/21	65,000	66,461
QVC, Inc., 3.13%, 04/01/19	610,000	619,725
Scientific Games International, Inc., 7.00%, 01/01/22‡	155,000	165,850
Toll Brothers Finance Corp., 4.00%, 12/31/18(a)	175,000	179,813
Toll Brothers Finance Corp., 6.75%, 11/01/19(a)	117,000	128,407
Toll Brothers Finance Corp., 5.63%, 01/15/24	35,000	37,056
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	245,000	253,575
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	452,258
Wyndham Worldwide Corp., 4.15%, 04/01/24	35,000	35,350
Total Consumer Discretionary		5,569,529

Consumer Staples – 0.3%
Kraft Heinz Foods Co., 2.80%, 07/02/20	185,000	187,661

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Smithfield Foods, Inc., 2.70%, 01/31/20‡	$251,000	$251,138
Smithfield Foods, Inc., 3.35%, 02/01/22‡	222,000	221,964
Total Consumer Staples		660,763

Energy – 1.4%
Antero Resources Corp., 5.63%, 06/01/23	210,000	215,775
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22‡	155,000	157,712
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	640,000	644,800
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 08/01/24‡	35,000	36,837
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	598,949
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19(a)	535,000	539,013
Range Resources Corp., 5.00%, 08/15/22‡	260,000	258,700
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	468,424
Sabine Oil & Gas Corp., 7.25%, 06/15/19^(b)	92,000	230
Sunoco LP / Sunoco Finance Corp., 6.38%, 04/01/23	665,000	678,300
Total Energy		3,598,740

Financials – 8.2%
Air Lease Corp., 2.63%, 09/04/18	520,000	524,540
Ally Financial, Inc., 3.25%, 11/05/18	145,000	146,360
Ally Financial, Inc., 4.13%, 03/30/20	270,000	276,075
Ares Capital Corp., 4.88%, 11/30/18	76,000	78,884
Ares Capital Corp., 3.88%, 01/15/20(a)	210,000	214,331
Aviation Capital Group Corp., 2.88%, 09/17/18‡	195,000	197,021
Bank of America Corp., 2.00%, 01/11/18	235,000	235,645
Bank of America Corp., 5.65%, 05/01/18	200,000	208,138
Bank of America Corp., 5.49%, 03/15/19	66,000	69,917
Bank of America Corp., 2.22%, 10/21/22@(a)	650,000	660,707
Bank of New York Mellon Corp. (The), Series E, 4.95%#@	555,000	573,211
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21	650,000	641,803
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	78,394
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	1,370,000	1,357,356
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	330,701
First Horizon National Corp., 3.50%, 12/15/20	550,000	565,611
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	253,082
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	523,220
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	657,543
FS Investment Corp., 4.25%, 01/15/20	585,000	589,804
General Motors Financial Co., Inc., 2.40%, 04/10/18	355,000	356,903
General Motors Financial Co., Inc., 3.20%, 07/06/21	700,000	703,338
General Motors Financial Co., Inc., 3.70%, 05/09/23	280,000	281,427
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	161,773
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	515,000	516,752
Goldman Sachs Group, Inc. (The), Series G, 2.79%, 10/28/27@	650,000	669,817
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	229,280
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22‡	160,000	162,800
iStar, Inc., 6.00%, 04/01/22(a)	130,000	132,275
Jefferies Group LLC, 5.13%, 04/13/18	275,000	283,685
JPMorgan Chase & Co., 5.30%#@	40,000	41,550

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co., 6.13%, 06/27/17	$280,000	$282,956
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	381,458
JPMorgan Chase & Co., 2.30%, 08/15/21(a)	170,000	168,339
JPMorgan Chase Bank NA, 1.65%, 09/23/19	580,000	577,197
Lazard Group LLC, 4.25%, 11/14/20	275,000	289,474
Lincoln National Corp., 8.75%, 07/01/19	39,000	44,541
Lincoln National Corp., 4.20%, 03/15/22	475,000	501,894
Lincoln National Corp., 6.05%, 04/20/67@	100,000	85,000
Morgan Stanley, 2.13%, 04/25/18	180,000	180,735
Morgan Stanley, 2.44%, 10/24/23@	1,467,000	1,499,295
Navient Corp., 6.50%, 06/15/22	212,000	214,120
New York Life Global Funding, 1.95%, 02/11/20‡	65,000	64,775
Santander Holdings USA, Inc., 3.70%, 03/28/22‡	910,000	914,156
SBA Tower Trust, 2.93%, 12/11/17‡	725,000	725,497
SBA Tower Trust, 3.16%, 10/15/20‡	425,000	427,699
SBA Tower Trust, 2.88%, 07/15/21‡	780,000	776,381
Springleaf Finance Corp., 5.25%, 12/15/19	190,000	192,137
Starwood Property Trust, Inc., 5.00%, 12/15/21‡	125,000	130,000
State Street Corp., 4.96%, 03/15/18	300,000	308,561
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	406,834
Voya Financial, Inc., 2.90%, 02/15/18	279,000	281,599
Wells Fargo & Co., 3.07%, 01/24/23	425,000	427,870
Wells Fargo Bank NA, 2.15%, 12/06/19	785,000	787,949
Total Financials		21,390,410

Health Care – 1.5%
Abbott Laboratories, 2.35%, 11/22/19	240,000	241,148
Abbott Laboratories, 2.90%, 11/30/21	335,000	336,824
AbbVie, Inc., 2.50%, 05/14/20	540,000	544,076
AbbVie, Inc., 2.30%, 05/14/21	375,000	370,652
Actavis Funding SCS, 3.00%, 03/12/20	85,000	86,509
Actavis Funding SCS, 3.45%, 03/15/22	85,000	86,887
CHS/Community Health Systems, Inc., 6.25%, 03/31/23	135,000	137,869
Forest Laboratories LLC, 4.38%, 02/01/19‡	200,000	207,152
Mylan NV, 3.15%, 06/15/21	170,000	170,788
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	96,772
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	260,000	254,525
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	158,156
Tenet Healthcare Corp., 4.63%, 06/15/20@	800,000	808,000
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	111,300
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22‡(a)	95,000	97,969
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	296,408
Total Health Care		4,005,035

Industrials – 2.1%
America West Airlines Pass-Through Trust, Series 011G, 7.10%, 04/02/21	773,171	842,756
Continental Airlines Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	402,488	441,228
Continental Airlines Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	262,694	277,470
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	122,362	126,645
Delta Air Lines Class A Pass-Through Trust, Series 2A, 4.95%, 05/23/19	469,109	490,219
Delta Air Lines, Inc., 2.88%, 03/13/20	94,000	94,828
Masco Corp., 3.50%, 04/01/21	515,000	526,644
Masco Corp., 5.95%, 03/15/22	400,000	449,740

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	$195,000	$196,205
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	233,629
Standard Industries, Inc., 5.50%, 02/15/23‡	480,000	492,000
UAL Pass-Through Trust, Series 071A, 6.64%, 07/02/22	1,205,341	1,304,782
Total Industrials		5,476,146

Information Technology – 1.9%
Apple, Inc., 2.25%, 02/23/21	325,000	326,163
Apple, Inc., 2.50%, 02/09/22	510,000	512,605
Apple, Inc., 3.00%, 02/09/24	535,000	540,083
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/20‡	395,000	395,216
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22‡	280,000	279,953
CDW LLC / CDW Finance Corp., 5.00%, 09/01/25	75,000	76,875
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.45%, 06/15/23‡	85,000	91,834
Dun & Bradstreet Corp. (The), 3.50%, 12/01/17	150,000	151,096
Dun & Bradstreet Corp. (The), 4.25%, 06/15/20	150,000	155,915
DXC Technology Co., 2.88%, 03/27/20‡	110,000	111,000
First Data Corp., 5.00%, 01/15/24‡	260,000	265,525
Hewlett Packard Enterprise Co., 2.45%, 10/05/17	435,000	436,323
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	325,000	329,037
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	65,000	66,899
Microsoft Corp., 1.55%, 08/08/21	650,000	633,774
Microsoft Corp., 2.40%, 02/06/22	510,000	513,410
Total Information Technology		4,885,708

Materials – 0.2%
Freeport-McMoRan, Inc., 3.88%, 03/15/23(a)	550,000	508,541
WR Grace & Co.-Conn, 5.13%, 10/01/21‡	70,000	73,588
Total Materials		582,129

Real Estate – 1.6%
CoreCivic, Inc., 5.00%, 10/15/22	450,000	466,875
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	469,219
Cyrusone LP / Cyrusone Finance Corp., 5.00%, 03/15/24‡	105,000	108,150
DDR Corp., 7.88%, 09/01/20	280,000	324,113
DDR Corp., 3.50%, 01/15/21	145,000	146,739
Digital Realty Trust LP, 3.40%, 10/01/20	420,000	431,098
Digital Realty Trust LP, 3.95%, 07/01/22	270,000	281,519
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100,000	100,920
Government Properties Income Trust, 3.75%, 08/15/19	85,000	85,756
HCP, Inc., 3.75%, 02/01/19	140,000	143,585
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	152,272
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	275,281
Select Income REIT, 4.15%, 02/01/22	515,000	520,299
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	417,049
Ventas Realty LP / Ventas Capital Corp., 4.00%, 04/30/19	310,000	320,769
Total Real Estate		4,243,644

Telecommunication Services – 1.2%
AT&T, Inc., 3.88%, 08/15/21	210,000	218,706
AT&T, Inc., 3.00%, 06/30/22	1,045,000	1,040,812
Crown Castle International Corp., 4.88%, 04/15/22	355,000	382,299
Frontier Communications Corp., 10.50%, 09/15/22	645,000	656,287
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	276,031
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	133,690
Verizon Communications, Inc., 2.95%, 03/15/22‡	51,000	50,855
Verizon Communications, Inc., 3.13%, 03/16/22	327,000	329,134
Total Telecommunication Services		3,087,814

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Utilities – 0.2%
Dominion Resources, Inc., 2.96%, 07/01/19	$50,000	$50,738
Exelon Corp., 2.85%, 06/15/20	555,000	562,693
Total Utilities		613,431
Total Corporate Bonds (Cost $53,584,834)		54,113,349

TERM LOANS – 8.3%
Consumer Discretionary – 2.5%
Altice U.S. Finance I Corp., 3.38%, 07/28/25@	5,000	5,004
Altice US Finance I Corp., 3.98%, 01/15/25@	476,366	476,666
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), 3.73%, 12/15/23@	80,000	80,813
Aristocrat Leisure Ltd., 3.14%, 10/20/21@	527,998	531,834
Boyd Gaming Corp., 3.62%, 09/15/23@	580,000	584,214
Caesars Entertainment Corp., 1.50%, 10/31/21@	129,052	160,240
CDS US Intermediate Holdings, Inc., 5.15%, 07/08/22@	530,915	535,783
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.99%, 07/01/20@	605,248	607,560
Charter Communications Operating, LLC (aka CCO Safari LLC), 2.99%, 01/14/22@	89,100	89,434
Eldorado Resorts, Inc., 3.40%, 03/16/24@	140,000	140,000
Harbor Freight Tools USA, Inc., 4.23%, 08/18/23@	501,700	501,700
Hilton Worldwide Finance, 2.98%, 10/25/23@	772,811	779,704
Las Vegas Sands LLC, 2.00%, 03/20/24@	65,000	65,122
MGM Growth Properties Operating Partnership LP, 3.48%, 04/25/23@	620,730	624,610
PetSmart, Inc., 4.02%, 03/11/22@	507,977	486,388
StationCasinos LLC, 3.45%, 06/08/23@	307,675	308,426
Univision Communications, 3.75%, 03/15/24@	529,601	527,117
Total Consumer Discretionary		6,504,615

Consumer Staples – 1.4%
Albertson's LLC, 3.98%, 08/25/21@	523,969	526,888
Aramark Servies, Inc., 2.98%, 03/08/24@	425,000	428,277
Coty, Inc., 3.31%, 10/27/22@	380,114	382,174
Dell International, 3.49%, 09/07/23@	603,875	607,115
Galleria Co., 3.81%, 09/29/23@	180,952	182,762
Hostess Brands, LLC, 4.00%, 08/03/22@	895,765	905,730
JBS U.S., 3.29%, 10/30/22@	175,000	175,893
Kronos, Inc., 5.03%, 11/01/23@	332,168	334,469
Total Consumer Staples		3,543,308

Energy – 0.3%
MEG Energy, 4.54%, 12/31/23@	637,928	639,079

Financials – 0.1%
Avolon, 2.75%, 03/21/22@	20,000	20,292
Delos Finance, 3.40%, 10/06/23@	289,000	292,612
Total Financials		312,904

Health Care – 0.7%
Acadia Healthcare Co., Inc., 3.98%, 02/16/23@	178,643	179,871
CHS/Community Health Systems, Inc., 4.05%, 01/27/21@	512,061	505,949
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.15%, 12/01/23@	313,215	316,347
HLF Financing, 6.48%, 02/15/23@	130,000	130,298
Tennessee Merger Sub, 3.75%, 02/06/24@	337,097	335,201
Valeant Pharmaceuticals International, Inc., 5.57%, 04/01/22@	366,020	367,463
Total Health Care		1,835,129

Industrials – 1.0%
Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), 3.70%, 11/10/23@	642,661	647,214
Air Canada (Canada), 3.76%, 10/06/23@	97,000	97,728

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Industrials (continued)
American Airlines, Inc., 3.48%, 04/28/23@	$500,000	$501,448
Quikrete Holdings, Inc., 4.23%, 11/15/23@	461,843	466,708
TransDigm, Inc., 4.15%, 06/04/21@	538,559	538,031
United Airlines, Inc., 3.40%, 04/01/24@	260,000	260,976
XPO Logistics, Inc., 3.11%, 10/30/21@	140,000	140,623
Total Industrials		2,652,728

Information Technology – 0.6%
Donnelley Financial Solutions, 5.00%, 09/29/23@	120,857	122,090
First Data Corp., 3.98%, 03/24/21@	528,196	532,818
Rackspace Hosting, Inc., 4.53%, 11/03/23@	669,323	675,132
Western Digital Corp., 3.73%, 04/29/23@	308,721	310,993
Total Information Technology		1,641,033

Materials – 0.3%
Anchor Glass Container Corp., 4.25%, 12/07/23@	75,810	76,427
Huntsman International LLC, 3.98%, 04/01/23@	229,686	232,079
Ineos, 3.73%, 03/31/22@	192,333	193,638
Ineos U.S. Financing, 3.73%, 02/28/24@	309,225	311,303
Total Materials		813,447

Real Estate – 0.1%
Capital Automotive LP, 4.00%, 03/16/24@	75,000	75,843
Realogy Group, 3.23%, 07/20/22@	287,901	291,142
Total Real Estate		366,985

Telecommunication Services – 0.6%
Aerial Merger Sub, Inc., 4.35%, 09/02/19@	165,000	167,440
Aerial Merger Sub, Inc., 4.85%, 03/01/24@	65,000	65,914
Sprint Communication, 3.50%, 02/02/24@	285,000	285,307
UPC Financing Partnership, 3.66%, 04/15/25@	485,000	487,071
Virgin Media Bristol LLC, 3.66%, 01/31/25@	465,000	466,781
Total Telecommunication Services		1,472,513

Utilities – 0.7%
Calpine Corp., 3.90%, 01/15/24@	441,143	443,699
DYNEG, 4.25%, 06/27/23@	686,000	688,885
Helix Gen Funding LLC, 4.87%, 03/09/24@	15,000	15,239
NRG Energy, 3.23%, 06/30/23@	386,494	388,602
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 3.73%, 08/04/23@	52,041	52,003
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 3.73%, 08/04/23@	229,018	228,851
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.19%, 12/14/23@	68,828	69,025
Total Utilities		1,886,304
Total Term Loans (Cost $21,507,086)		21,668,045

FOREIGN BONDS – 7.1%
Basic Materials – 0.3%
FMG Resources August 2006 Pty Ltd. (Australia), 9.75%, 03/01/22‡	650,000	748,313

Energy – 0.8%
Pertamina Persero PT (Indonesia), 4.88%, 05/03/22‡	485,000	515,042
Petrobras Global Finance BV (Brazil), 8.38%, 05/23/21	450,000	509,400
Petroleos Mexicanos (Mexico), 4.88%, 01/24/22(a)	905,000	933,236
Total Energy		1,957,678

Financials – 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands), 4.50%, 05/15/21	405,000	424,941
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands), 3.95%, 02/01/22	150,000	154,214
Brookfield Finance LLC (Canada), 4.00%, 04/01/24	561,000	565,160

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
Corp. Andina de Fomento (Supranational), 2.00%, 05/10/19	$420,000	$419,474
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡(a)	551,960	569,209
HSBC Holdings PLC (United Kingdom), 2.95%, 05/25/21	640,000	643,517
Industrial & Commercial Bank of China Ltd. (China), 3.23%, 11/13/19	475,000	484,695
Korea Development Bank (The) (South Korea), 4.63%, 11/16/21	375,000	406,218
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	785,000	767,613
Nordea Bank AB (Sweden), 1.63%, 09/30/19‡	940,000	930,228
UBS Group Funding Jersey Ltd. (Switzerland), 2.65%, 02/01/22‡	400,000	392,588
Vnesheconombank Via Veb Finance PLC (Russia), 6.03%, 07/05/22‡	475,000	510,568
Total Financials		6,268,425

Health Care – 0.2%
Teva Pharmaceutical Finance Netherlands III BV (Israel), 1.70%, 07/19/19	400,000	395,660
Teva Pharmaceutical Finance Netherlands III BV (Israel), 2.20%, 07/21/21	165,000	159,396
Teva Pharmaceutical Finance Netherlands III BV (Israel), 2.80%, 07/21/23	65,000	61,826
Total Health Care		616,882

Industrials – 0.2%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/20‡	145,000	146,510
British Airways Class B Pass Through Trust (United Kingdom), 5.63%, 06/20/20‡	227,781	237,176
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/22‡	65,000	67,844
Total Industrials		451,530

Information Technology – 0.2%
NXP BV / NXP Funding LLC (Netherlands), 4.13%, 06/01/21‡	500,000	520,000

Materials – 1.1%
Airgas, Inc. (France), 3.05%, 08/01/20	43,000	44,195
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 4.25%, 09/15/22‡	200,000	202,500
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	640,000	653,228
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (New Zealand), 4.52%, 07/15/21@‡	670,000	687,172
Rusal Capital Dac (Russia), 5.13%, 02/02/22‡	385,000	387,656
Severstal OAO Via Steel Capital SA (Russia), 3.85%, 08/27/21‡	645,000	647,000
Vale Overseas Ltd. (Brazil), 5.88%, 06/10/21(a)	275,000	295,383
Total Materials		2,917,134

Real Estate – 0.2%
WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), 3.25%, 10/05/20‡	535,000	545,734

Sovereign Government – 1.4%
Argentine Republic Government International Bond (Argentina), 6.88%, 04/22/21‡	355,000	382,157
Argentine Republic Government International Bond (Argentina), 5.63%, 01/26/22‡	650,000	666,412
Costa Rica Government International Bond (Costa Rica), 4.38%, 04/30/25‡	535,000	505,575
Indonesia Government International Bond (Indonesia), 3.70%, 01/08/22‡	455,000	464,835
Oman Government International Bond (Oman), 3.63%, 06/15/21‡	690,000	699,492
Provincia de Buenos Aires/Argentina (Argentina), 5.75%, 06/15/19‡	205,000	212,062
Provincia de Buenos Aires/Argentina (Argentina), 6.50%, 02/15/23‡	255,000	256,199
Turkey Government International Bond (Turkey), 5.63%, 03/30/21	520,000	544,013
Total Sovereign Government		3,730,745

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)
Utilities – 0.3%
Majapahit Holding BV (Indonesia), 7.75%, 01/20/20‡	$245,000	$277,021
State Grid Overseas Investment 2014 Ltd. (China), 2.75%, 05/07/19‡	500,000	506,348
Total Utilities		783,369
Total Foreign Bonds (Cost $18,373,023)		18,539,810

U.S. TREASURY NOTES – 4.3%
U.S. Treasury Note, 12/31/18, 1.25%(a)	2,585,000	2,586,616
U.S. Treasury Note, 12/15/19, 1.38%(a)	2,605,000	2,600,420
U.S. Treasury Note, 02/15/20, 1.38%(a)	2,000,000	1,993,906
U.S. Treasury Note, 01/31/21, 1.38%	1,000,000	985,977
U.S. Treasury Note, 01/31/22, 1.88%	3,000,000	2,993,847
Total U.S. Treasury Notes (Cost $11,181,689)		11,160,766

U.S. GOVERNMENT AGENCY SECURITIES – 1.4%
Federal National Mortgage Association, 2.50%, 02/01/31	1,144,833	1,146,493
Federal National Mortgage Association, 3.00%, 10/01/30	558,241	573,072
Federal National Mortgage Association, 3.00%, 10/01/30	805,157	826,549
Federal National Mortgage Association, 4.00%, 01/01/46	780,850	819,714
Federal National Mortgage Association, 5.00%, 06/25/37	64,853	68,091
Federal National Mortgage Association, 4.00%, 11/25/41	167,671	171,755
Total U.S. Government Agency Securities (Cost $3,668,469)		3,605,674

MONEY MARKET FUND – 3.7%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.58%(c) (Cost $9,551,792)	9,551,792	9,551,792

REPURCHASE AGREEMENTS – 1.3%
Citigroup Global Markets, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $814,850, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.50%, 04/01/17-06/01/52, totaling $828,018)	814,832	814,832
Merrill Lynch Pierce Fenner & Smith, Inc., dated 03/31/17, due 04/03/17, 0.83%, total to be received $814,851, (collateralized by various U.S. Government Agency Obligations, 1.84%-7.00%, 05/01/17-12/01/46, totaling $828,453)	814,832	814,832
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $814,852, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $825,731)	814,832	814,832
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $814,850, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $828,513)	814,832	814,832

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland PLC, dated 03/31/17, due 04/03/17, 0.78%, total to be received $241,419, (collateralized by various U.S. Government Agency Obligations, 0.39%-2.25%, 04/30/17-07/31/18, totaling $245,295)	$241,414	$241,414
Total Repurchase Agreements (Cost $3,500,742)		3,500,742
Total Investments – 101.4% (Cost $264,507,169)		263,715,514
Liabilities in Excess of Other Assets – (1.4%)		(3,650,110)
Net Assets – 100.0%		$260,065,404

LP - Limited Partnership

PLC - Public Limited Company

^	Is in default.
#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $10,995,312; the aggregate market value of the collateral held by the fund is $11,432,339. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $7,931,597.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Rate shown reflects the 7-day yield as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Backed Securities	25.4%
Basic Materials	0.3
Commercial Mortgage Backed Securities	10.3
Consumer Discretionary	4.7
Consumer Staples	1.7
Energy	2.5
Financials	10.7
Health Care	2.4
Industrials	3.3
Information Technology	2.7
Materials	1.6
Real Estate	1.9
Residential Mortgage Backed Securities	18.7
Sovereign Government	1.4
Telecommunication Services	1.8
U.S. Government Agency Securities	1.5
U.S. Treasury Notes	4.3
Utilities	1.2
Money Market Fund	3.7
Repurchase Agreements	1.3
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS – 81.1%
Advertising – 1.7%
Acosta, Inc., 4.29%, 09/26/21@	$486,222	$457,554

Aerospace & Defense – 3.3%
Accudyne Industries Borrower SCA, 4.15%, 12/13/19 (Luxembourg)@	488,586	460,290
TransDigm, Inc., 3.98%, 06/09/23@	436,788	435,626
Total Aerospace & Defense		895,916

Auto Parts & Equipment – 2.6%
Cooper-Standard Automotive, Inc., 3.90%, 11/02/23@	227,236	229,793
Federal-Mogul Holdings LLC, 4.75%, 04/15/21@	489,950	488,918
Total Auto Parts & Equipment		718,711

Building Materials – 1.8%
GYP Holdings III Corp., 4.54%, 04/01/21@	489,981	492,737

Chemicals – 0.9%
MacDermid, Inc., 5.00%, 06/07/23@	244,397	245,543

Coal – 0.9%
Peabody Energy Corp., 03/31/22(a)	250,000	250,438

Commercial Services – 4.6%
Brightview Landscapes LLC, 4.00%, 12/18/20@	236,301	237,308
Brightview Landscapes LLC, 4.02%, 12/18/20@	8,648	8,685
Brightview Landscapes LLC, 7.50%, 12/17/21@	196,809	198,449
Brightview Landscapes LLC, 7.52%, 12/17/21@	53,191	53,635
Camelot Finance LP, 4.75%, 10/03/23@	746,873	749,211
Total Commercial Services		1,247,288

Computers – 1.5%
Western Digital Corp., 3.73%, 04/29/23@	397,005	399,927

Distribution / Wholesale – 5.5%
Nexeo Solutions LLC, 06/09/23(a)	496,256	501,591
Spin Holdco, Inc., 4.28%, 11/14/19@	274,706	275,171
Spin Holdco, Inc., 4.29%, 11/14/19@	214,657	215,021
Univar USA, Inc., 3.73%, 07/01/22@	492,516	494,286
Total Distribution / Wholesale		1,486,069

Diversified Financial Services – 0.9%
AlixPartners LLP, 4.00%, 07/28/22@	246,881	248,050

Electric – 1.8%
Vistra Operations Co. LLC, 4.19%, 12/14/23@	498,750	500,184

Entertainment – 1.4%
Scientific Games International, Inc., 4.85%, 10/01/21@	382,436	387,785
Scientific Games International, Inc., 4.94%, 10/01/21@	2,338	2,371
Total Entertainment		390,156

Environmental Control – 0.9%
Waste Industries USA, Inc., 3.73%, 02/27/20@	245,000	246,654

Food – 3.1%
Albertsons LLC, 4.30%, 06/22/23@	348,219	350,515
U.S. Foods, Inc., 3.73%, 06/27/23@	489,952	495,195
Total Food		845,710

Hand / Machine Tools – 1.8%
Apex Tool Group LLC, 4.50%, 01/31/20@	487,373	478,844

Healthcare - Services – 3.5%
CHS/Community Health Systems, Inc., 3.75%, 12/31/19@	19,750	19,656
CHS/Community Health Systems, Inc., 3.80%, 12/31/19@	147,913	147,207
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	36,209	35,777
CHS/Community Health Systems, Inc., 4.05%, 01/27/21@	272,287	269,037
IASIS Healthcare LLC, 4.50%, 05/03/18@	489,770	491,109
Total Healthcare - Services		962,786

Insurance – 1.8%
HUB International Ltd., 4.03%, 10/02/20@	244,436	246,049

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Insurance (continued)
USI, Inc., 4.25%, 12/27/19@	$229,642	$230,216
Total Insurance		476,265

Internet – 1.8%
Uber Technologies, Inc., 5.00%, 07/13/23@	497,500	496,070

Leisure Time – 3.2%
24 Hour Fitness Worldwide, Inc., 4.90%, 05/28/21@	244,347	244,042
BRP US, Inc., 4.04%, 06/30/23@	248,750	250,409
ClubCorp Club Operations, Inc., 4.00%, 12/15/22@	361,205	363,406
Total Leisure Time		857,857

Lodging – 2.6%
Caesars Entertainment Resort Properties LLC, 7.00%, 10/09/20@	244,318	246,152
Caesars Growth Properties Holdings LLC, 6.25%, 05/08/21@	244,347	246,332
Hilton Worldwide Finance LLC, 2.98%, 10/25/23@	205,593	207,426
Total Lodging		699,910

Machinery - Diversified – 2.3%
Clark Equipment Co., 4.50%, 05/28/21 (South Korea)@	197,790	200,510
RBS Global, Inc., 3.75%, 08/21/23@	39,561	39,745
RBS Global, Inc., 3.79%, 08/21/23@	194,742	195,646
RBS Global, Inc., 3.90%, 08/21/23@	181,759	182,603
Total Machinery - Diversified		618,504

Media – 1.7%
Altice US Finance I Corp., 3.98%, 01/15/25@	246,198	246,353
iHeartCommunications, Inc., 7.73%, 01/30/19@	250,000	215,676
Total Media		462,029

Miscellaneous Manufacturing – 0.9%
Gates Global LLC, 4.40%, 07/05/21@	240,805	241,543

Oil & Gas – 2.8%
Chesapeake Energy Corp., 8.55%, 08/23/21@	500,000	533,543
Fieldwood Energy LLC, 8.00%, 08/31/20@	250,000	237,814
Total Oil & Gas		771,357

Packaging & Containers – 7.0%
BWAY Holding Co., 4.75%, 08/14/23@	471,154	470,932
Proampac PG Borrower LLC, 5.06%, 11/20/23@	498,750	504,236
Reynolds Group Holdings, Inc., 3.98%, 02/05/23@	448,100	450,365
SIG Combibloc, 4.00%, 03/11/22 (Luxembourg)@	475,714	479,908
Total Packaging & Containers		1,905,441

Pharmaceuticals – 1.7%
Valeant Pharmaceuticals International, Inc., 5.57%, 04/01/22@	473,835	475,702

Real Estate – 1.8%
DTZ US Borrower LLC, 4.29%, 11/04/21@	146,811	147,889
DTZ US Borrower LLC, 4.30%, 11/04/21@	326,703	329,103
DTZ US Borrower LLC, 4.40%, 11/04/21@	22,698	22,865
Total Real Estate		499,857

Retail – 14.3%
1011778 BC ULC, 3.25%, 02/16/24 (Canada)@	222,270	222,734
1011778 BC ULC, 3.40%, 02/16/24 (Canada)@	150,708	151,022
CEC Entertainment, Inc., 4.00%, 02/15/21@	488,665	485,459
Michaels Stores, Inc., 3.75%, 01/27/23@	200,784	200,492
Neiman Marcus Group Ltd. LLC, 4.25%, 10/25/20@	489,899	395,199
NPC International, Inc., 4.75%, 12/28/18@	489,061	491,915
Petco Animal Supplies, Inc., 4.29%, 01/26/23@	497,487	470,126
PetSmart, Inc., 4.02%, 03/10/22@	491,250	470,372
Rite Aid Corp., 5.75%, 08/21/20@	250,000	251,146

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Retail (continued)
Smart & Final Stores LLC, 4.48%, 11/15/22@	$105,200	$103,579
Smart & Final Stores LLC, 4.65%, 11/15/22@	144,800	142,568
SRS Distribution Inc., 5.29%, 08/25/22@	497,481	505,048
Total Retail		3,889,660

Semiconductors – 1.4%
Microsemi Corp., 3.23%, 01/15/23@	99,875	100,530
ON Semiconductor Corp., 03/31/23(a)	283,673	285,328
Total Semiconductors		385,858

Software – 1.6%
Infor US, Inc., 3.90%, 02/01/22@	182,019	181,742
Solera LLC, 4.25%, 03/03/23@	247,500	249,064
Total Software		430,806
Total Term Loans (Cost $22,163,868)		22,077,426

CORPORATE BONDS – 9.9%
Commercial Services – 1.8%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	250,000	216,250
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23‡	250,000	274,687
Total Commercial Services		490,937

Diversified Financial Services – 0.9%
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 04/01/20‡	250,000	253,750

Electric – 1.0%
Dynegy, Inc., 6.75%, 11/01/19	250,000	258,125

Healthcare - Services – 0.9%
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	254,688

Home Builders – 0.9%
Lennar Corp., 4.50%, 06/15/19	250,000	258,125

Lodging – 1.5%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	125,000	130,781
MGM Resorts International, 6.75%, 10/01/20	250,000	275,625
Total Lodging		406,406

Media – 1.0%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	272,500

Retail – 1.0%
Landry's, Inc., 6.75%, 10/15/24‡	250,000	260,000

Telecommunications – 0.9%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	256,250
Total Corporate Bonds (Cost $2,664,346)		2,710,781

MONEY MARKET FUND – 9.7%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.58%(b) (Cost $2,632,797)	2,632,797	2,632,797
Total Investments – 100.7%
(Cost $27,461,011)		27,421,004
Liabilities in Excess of Other Assets – (0.7%)		(189,154)
Net Assets – 100.0%		$27,231,850

LP - Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	The loan will settle after March 31, 2017 at which time the interest rate will be determined.
(b)	Rate shown reflects the 7-day yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.7%
Aerospace & Defense	3.3
Auto Parts & Equipment	2.6
Building Materials	1.8
Chemicals	0.9
Coal	0.9
Commercial Services	6.4
Computers	1.5
Distribution / Wholesale	5.5
Diversified Financial Services	1.8
Electric	2.8
Entertainment	1.4
Environmental Control	0.9
Food	3.1
Hand / Machine Tools	1.8
Healthcare - Services	4.4
Home Builders	0.9
Insurance	1.8
Internet	1.8
Leisure Time	3.2
Lodging	4.1
Machinery - Diversified	2.3
Media	2.7
Miscellaneous Manufacturing	0.9
Oil & Gas	2.8
Packaging & Containers	7.0
Pharmaceuticals	1.7
Real Estate	1.8
Retail	15.3
Semiconductors	1.4
Software	1.6
Telecommunications	0.9
Money Market Fund	9.7
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Total Return Swaps contracts outstanding as of March 31, 2017:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans	4,000,000	(1.15)%	12/20/2017	$4,000,000	$3,969,344	$(30,656)

J.P Morgan Chase Bank acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 67.6%
Aerospace / Defense – 1.0%
Triumph Group, Inc., 5.25%, 06/01/22	$1,963,000	$1,894,295

Agriculture – 1.7%
Alliance One International, Inc., 8.50%, 04/15/21‡	1,757,000	1,805,317
Vector Group Ltd., 6.13%, 02/01/25‡	1,384,000	1,416,870
Total Agriculture		3,222,187

Auto Parts & Equipment – 1.6%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25‡	490,000	491,837
American Axle & Manufacturing, Inc., 6.50%, 04/01/27‡(a)	490,000	489,691
Titan International, Inc., 6.88%, 10/01/20(a)	1,917,000	1,988,888
Total Auto Parts & Equipment		2,970,416

Biotechnology – 1.5%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡	2,856,000	2,720,340

Building Materials – 0.8%
Airxcel, Inc., 8.50%, 02/15/22‡	1,410,000	1,455,825

Chemicals – 3.4%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23‡(a)	2,666,000	2,745,980
Hexion, Inc., 10.00%, 04/15/20	1,837,000	1,841,592
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25‡	1,716,000	1,703,130
Total Chemicals		6,290,702

Coal – 1.5%
Peabody Energy Corp., 6.00%, 03/31/22‡(a)	1,412,000	1,409,353
Peabody Energy Corp., 6.38%, 03/31/25‡	1,412,000	1,410,235
Total Coal		2,819,588

Commercial Services – 3.4%
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 05/15/20‡	2,226,000	2,392,950
Quad/Graphics, Inc., 7.00%, 05/01/22(a)	1,881,000	1,890,405
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21(a)	1,900,000	1,897,625
Total Commercial Services		6,180,980

Computers – 1.7%
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	3,258,000	3,180,623

Cosmetics / Personal Care – 0.3%
High Ridge Brands Co., 8.88%, 03/15/25‡	490,000	501,025

Diversified Financial Services – 2.9%
CNG Holdings, Inc., 9.38%, 05/15/20‡	2,119,000	1,944,182
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25‡	1,470,000	1,486,538
LPL Holdings, Inc., 5.75%, 09/15/25‡	1,922,000	1,946,025
Total Diversified Financial Services		5,376,745

Electrical Components & Equipment – 1.6%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	3,054,000	3,000,555

Electronics – 1.1%
Kemet Corp., 10.50%, 05/01/18(a)	1,989,000	1,999,194

Energy - Alternate Sources – 1.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21‡	1,711,000	1,820,076

Entertainment – 3.2%
AMC Entertainment Holdings, Inc., 6.13%, 05/15/27‡	1,470,000	1,486,537
CCM Merger, Inc., 6.00%, 03/15/22‡	1,570,000	1,605,325
Eagle II Acquisition Co. LLC, 6.00%, 04/01/25‡	1,716,000	1,773,915
Jacobs Entertainment, Inc., 7.88%, 02/01/24‡	940,000	969,375
Total Entertainment		5,835,152

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Environmental Control – 0.9%
Covanta Holding Corp., 5.88%, 07/01/25(a)	$1,680,000	$1,687,350

Food – 5.4%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡(a)	3,265,000	2,836,469
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25‡	1,000,000	1,027,500
Post Holdings, Inc., 5.50%, 03/01/25‡	940,000	949,400
Post Holdings, Inc., 5.75%, 03/01/27‡	940,000	942,350
Simmons Foods, Inc., 7.88%, 10/01/21‡(a)	1,830,000	1,926,075
SUPERVALU, Inc., 6.75%, 06/01/21(a)	2,210,000	2,210,000
Total Food		9,891,794

Gas – 0.7%
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25‡	1,412,000	1,376,700

Healthcare - Products – 2.6%
Greatbatch Ltd., 9.13%, 11/01/23‡	1,738,000	1,837,935
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23‡(a)	3,141,000	3,007,508
Total Healthcare - Products		4,845,443

Healthcare - Services – 0.8%
CHS/Community Health Systems, Inc., 6.25%, 03/31/23	1,438,000	1,468,557

Home Builders – 1.4%
Beazer Homes USA, Inc., 6.75%, 03/15/25‡(a)	1,202,000	1,211,015
William Lyon Homes, Inc., 5.88%, 01/31/25‡	1,386,000	1,399,860
Total Home Builders		2,610,875

Housewares – 1.1%
American Greetings Corp., 7.88%, 02/15/25‡	1,882,000	1,985,510

Machinery - Construction & Mining – 1.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 03/15/24‡	1,922,000	1,972,452

Machinery - Diversified – 1.1%
Xerium Technologies, Inc., 9.50%, 08/15/21(a)	1,939,000	1,975,356

Media – 2.5%
Block Communications, Inc., 6.88%, 02/15/25‡	1,978,000	2,101,625
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	2,407,000	2,538,302
Total Media		4,639,927

Mining – 1.1%
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.38%, 03/01/22‡	2,000,000	2,095,000

Miscellaneous Manufacturing – 1.7%
Koppers, Inc., 6.00%, 02/15/25‡	1,152,000	1,192,320
Techniplas LLC, 10.00%, 05/01/20‡	1,991,000	1,916,338
Total Miscellaneous Manufacturing		3,108,658

Oil & Gas – 2.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22‡	1,000,000	1,038,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 01/15/21‡	1,678,000	1,946,480
Sanchez Energy Corp., 7.75%, 06/15/21(a)	1,822,000	1,808,335
Total Oil & Gas		4,793,565

Oil & Gas Services – 0.6%
Exterran Energy Solutions LP/EES Finance Corp., Series AI, 8.13%, 05/01/25	1,000,000	1,022,500

Packaging & Containers – 0.8%
BWAY Holding Co., 5.50%, 04/15/24‡	982,000	992,439

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Packaging & Containers (continued)
BWAY Holding Co., 7.25%, 04/15/25‡	$490,000	$491,225
Total Packaging & Containers		1,483,664

Pharmaceuticals – 2.2%
Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, 11/01/24‡	1,986,000	2,077,852
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22‡(a)	982,000	1,012,688
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24‡	982,000	1,010,233
Total Pharmaceuticals		4,100,773

Pipelines – 2.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(a)	1,678,000	1,749,315
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	1,828,000	1,855,420
SemGroup Corp., 6.38%, 03/15/25‡	1,708,000	1,686,650
Total Pipelines		5,291,385

Real Estate Investment Trusts – 0.5%
iStar, Inc., 6.00%, 04/01/22	976,000	993,080

Retail – 3.4%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	1,840,000	1,771,000
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	2,053,000	1,734,785
Sonic Automotive, Inc., 6.13%, 03/15/27‡	1,922,000	1,929,208
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	786,000	778,140
Total Retail		6,213,133

Semiconductors – 1.1%
Amkor Technology, Inc., 6.38%, 10/01/22(a)	1,979,000	2,050,739

Software – 2.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25‡	1,882,000	1,936,107
CURO Financial Technologies Corp., 12.00%, 03/01/22‡	1,882,000	1,943,165
Total Software		3,879,272

Telecommunications – 4.3%
Frontier Communications Corp., 11.00%, 09/15/25	1,839,000	1,797,622
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22‡	1,511,000	1,711,208
Trilogy International Partners LLC/Trilogy International Finance, Inc., 13.38%, 05/15/19‡	2,610,000	2,649,150
Windstream Services LLC, 7.75%, 10/01/21(a)	1,869,000	1,850,310
Total Telecommunications		8,008,290
Total Corporate Bonds (Cost $122,504,455)		124,761,726

TERM LOANS – 16.8%
Advertising – 1.1%
Affinion Group, Inc., 6.75%, 04/30/18@	1,955,735	1,952,381

Coal – 2.2%
Foresight Energy LLC, 03/16/22@ (b)	2,000,000	1,953,750
Murray Energy Corp., 8.90%, 04/16/20@	2,244,375	2,181,723
Total Coal		4,135,473

Commercial Services – 1.0%
Jackson Hewitt Tax Service, Inc., 8.04%, 07/24/20@	1,960,000	1,866,900

Electronics – 1.6%
Isola USA Corp., 9.30%, 11/29/18@	4,143,910	2,926,637

Food – 2.5%
Flavors Holdings, Inc., 6.90%, 04/03/20@	2,499,985	2,159,362

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Food (continued)
Shearer's Foods LLC, 7.90%, 06/30/22@	$2,431,000	$2,376,302
Total Food		4,535,664

Forest Products & Paper – 2.0%
Appvion, Inc., 7.75%, 06/28/19@	2,019,025	1,967,288
Verso Paper Holdings LLC, 12.12%, 10/14/21@	1,694,245	1,703,775
Verso Paper Holdings LLC, 13.75%, 10/14/21@	96,364	96,906
Total Forest Products & Paper		3,767,969

Healthcare - Services – 1.2%
Radnet Management, Inc., 8.00%, 03/19/21@	2,113,333	2,129,183

Oil & Gas – 1.7%
Osum Production Corp., 6.50%, 07/31/20@	3,842,961	3,189,658

Retail – 1.0%
General Nutrition Centers, Inc., 3.49%, 03/04/19@	2,247,816	1,938,742

Telecommunications – 1.3%
Global Tel*Link Corp, 9.00%, 11/20/20@	2,375,000	2,369,062

Transportation – 1.2%
YRC Worldwide, Inc., 8.50%, 02/13/19@	2,214,406	2,189,295

Total Term Loans (Cost $32,927,846)		31,000,964

FOREIGN BONDS – 12.7%
Chemicals – 0.7%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)‡	1,250,000	1,271,875

Electric – 1.0%
Stoneway Capital Corp., 10.00%, 03/01/27 (Argentina)‡	1,700,000	1,776,976

Forest Products & Paper – 0.9%
Mercer International, Inc., 6.50%, 02/01/24 (Canada)‡	1,644,000	1,652,220

Mining – 3.2%
Alamos Gold, Inc., 7.75%, 04/01/20 (Canada)‡	1,873,000	1,945,579
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Canada)‡	1,000,000	1,013,750
First Quantum Minerals Ltd., 7.50%, 04/01/25 (Canada)‡(a)	1,000,000	1,010,000
IAMGOLD Corp., 7.00%, 04/15/25 (Canada)‡	1,962,000	1,947,285
Total Mining		5,916,614

Miscellaneous Manufacturing – 1.0%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)‡	1,924,000	1,890,330

Oil & Gas – 2.0%
Northern Blizzard Resources, Inc., 7.25%, 02/01/22 (Canada)‡	1,841,000	1,854,807
Vermilion Energy, Inc., 5.63%, 03/15/25 (Canada)‡	1,922,000	1,912,390
Total Oil & Gas		3,767,197

Oil & Gas Services – 1.5%
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (United Kingdom)‡	1,750,000	1,798,125
Trinidad Drilling Ltd., 6.63%, 02/15/25 (Canada)‡	940,000	941,175
Total Oil & Gas Services		2,739,300

Packaging & Containers – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)‡	1,000,000	1,013,750

Transportation – 1.9%
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	3,475,000	3,457,625

Total Foreign Bonds (Cost $22,942,534)		23,485,887

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares/Principal	Value
MONEY MARKET FUND – 4.7%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.58%(c) (Cost $8,593,888)	8,593,888	$8,593,888

REPURCHASE AGREEMENTS – 10.6%(d)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $4,532,467, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $4,609,558)	$4,532,365	4,532,365
Citibank NA, dated 03/31/17, due 04/03/17, 0.81%, total to be received $1,343,237, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.00%, 02/01/26-02/01/46, totaling $1,365,980)	1,343,207	1,343,207
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $4,532,478, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $4,592,990)	4,532,365	4,532,365
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $4,532,467, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $4,607,122)	4,532,365	4,532,365

RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $4,532,466, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $4,608,464)	4,532,365	4,532,365
Total Repurchase Agreements (Cost $19,472,667)		19,472,667
Total Investments – 112.4% (Cost $206,441,390)		207,315,132
Liabilities in Excess of Other Assets – (12.4%)		(22,804,158)
Net Assets – 100.0%		$184,510,974

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $31,417,077; the aggregate market value of the collateral held by the fund is $32,270,209. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $12,797,542.
(b)	The loan will settle after March 31, 2017 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of March 31, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.1%
Aerospace / Defense	1.0

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Agriculture	1.7%
Auto Parts & Equipment	1.6
Biotechnology	1.5
Building Materials	0.8
Chemicals	4.1
Coal	3.7
Commercial Services	4.4
Computers	1.7
Cosmetics / Personal Care	0.3
Diversified Financial Services	2.9
Electric	1.0
Electrical Components & Equipment	1.6
Electronics	2.7
Energy - Alternate Sources	1.0
Entertainment	3.2
Environmental Control	0.9
Food	7.9
Forest Products & Paper	2.9
Gas	0.7
Healthcare - Products	2.6
Healthcare - Services	2.0
Home Builders	1.4
Housewares	1.1
Machinery - Construction & Mining	1.1
Machinery - Diversified	1.1
Media	2.5
Mining	4.3
Miscellaneous Manufacturing	2.7
Oil & Gas	6.3
Oil & Gas Services	2.1
Packaging & Containers	1.3
Pharmaceuticals	2.2
Pipelines	2.9
Real Estate Investment Trusts	0.5
Retail	4.4
Semiconductors	1.1
Software	2.1
Telecommunications	5.6
Transportation	3.1
Money Market Fund	4.7
Repurchase Agreements	10.6
Total Investments	112.4
Liabilities in Excess of Other Assets	(12.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 84.7%
Commodity Fund – 0.5%
SPDR Gold Shares*	231	$27,424

Debt Fund – 26.5%
AdvisorShares Sage Core Reserves ETF†	2,800	278,320
Guggenheim Enhanced Short Duration ETF*	5,563	279,596
iShares Short Treasury Bond ETF	3,272	361,033
iShares U.S. Preferred Stock ETF	314	12,152
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7,857	359,143
SPDR SSgA Ultra Short Term Bond ETF	5,780	232,992
Total Debt Fund		1,523,236

Equity Fund – 57.7%
ALPS Medical Breakthroughs ETF*	1,320	34,003
BioShares Biotechnology Clinical Trials Fund*	884	20,509
Columbia India Small Capital ETF	518	9,531
First Trust Dow Jones Internet Index Fund*	1,539	135,494
First Trust NASDAQ ABA Community Bank Index Fund	620	31,384
Guggenheim China Small Cap ETF	7,198	178,870
Guggenheim China Technology ETF	590	24,869
Guggenheim Raymond James SB-1 Equity ETF	6,704	269,561
Guggenheim S&P 500 Equal Weight ETF	2,230	202,529
Guggenheim S&P 500 Equal Weight Financials ETF	1,495	56,362
Guggenheim S&P 500 Equal Weight Healthcare ETF	151	24,152
Guggenheim S&P 500 Equal Weight Technology ETF	840	101,459
Guggenheim S&P Midcap 400 Pure Growth ETF	256	34,721
iShares Edge MSCI USA Momentum Factor ETF	1,037	85,708
iShares Global Clean Energy ETF	2,613	22,393
iShares Global Consumer Discretionary ETF	109	10,516
iShares Global Healthcare ETF	360	37,004
iShares JPX-Nikkei 400 ETF	1,343	74,993
iShares Latin America 40 ETF	350	11,098
iShares Micro-Cap ETF	2,163	185,261
iShares Mortgage Real Estate Capped ETF	253	11,458
iShares MSCI ACWI ETF	975	61,678
iShares MSCI Brazil Capped ETF	1,521	56,977
iShares MSCI EAFE ETF	1,047	65,218
iShares MSCI Emerging Markets ETF	639	25,170
iShares MSCI Europe Financials ETF	2,712	55,108
iShares MSCI Frontier 100 ETF	1,486	41,222
iShares MSCI Germany ETF	357	10,264
iShares MSCI Germany Small-Cap ETF	311	14,477
iShares MSCI Hong Kong ETF	1,613	35,889
iShares MSCI India Small-Cap ETF	1,647	69,141
iShares MSCI Japan Small Cap ETF	1,030	68,320
iShares MSCI Pacific ex Japan ETF	424	18,949
iShares MSCI Taiwan Capped ETF	859	28,545
iShares MSCI Thailand Capped ETF	341	26,595
iShares MSCI United Kingdom ETF	286	9,309
iShares MSCI United Kingdom Small-Cap ETF	990	36,224
iShares North American Natural Resources ETF	1,123	38,485
iShares Russell 1000 Growth ETF	1,165	132,577
iShares Russell 1000 Value ETF	670	77,010
iShares Russell 2000 Growth ETF	65	10,508
iShares Russell 2000 Value ETF	340	40,174
iShares U.S. Broker-Dealers & Securities Exchanges ETF	260	13,328
iShares U.S. Oil & Gas Exploration & Production ETF	240	14,669
JPMorgan Alerian MLP Index ETN	1,869	60,369
PowerShares DWA Technology Momentum Portfolio	839	37,503
PowerShares Dynamic Market Portfolio	347	29,156
PowerShares S&P SmallCap Information Technology Portfolio	1,125	82,136
QuantShares U.S. Market Neutral Anti-Beta Fund*	2,018	39,855
SPDR S&P Emerging Asia Pacific ETF	457	39,329
SPDR S&P Emerging Markets SmallCap ETF	1,954	88,673

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
SPDR S&P Health Care Equipment ETF	1,211	$68,131
SPDR S&P Semiconductor ETF	253	15,263
SPDR S&P Software & Services ETF	194	11,435
VanEck Vectors Brazil Small-Cap ETF	1,385	27,381
VanEck Vectors ChinaAMC CSI 300 ETF	658	25,787
Vaneck Vectors Gulf State Escrow	709	0
VanEck Vectors High Income Infrastructure MLP ETF	620	9,939
VanEck Vectors Russia ETF	2,827	58,434
VanEck Vectors Russia Small-Cap ETF	470	19,101
VanEck Vectors Unconventional Oil & Gas ETF	1,829	30,023
Vanguard FTSE All World ex-US Small-Cap ETF	230	23,610
Vanguard Small-Cap ETF	546	72,771
WisdomTree Europe SmallCap Dividend Fund	493	29,117
WisdomTree Japan Hedged Financials Fund	362	8,536
WisdomTree Middle East Dividend Fund	1,062	18,543
Total Equity Fund		3,306,804
Total Exchange Traded Funds (Cost $4,444,116)		4,857,464

MONEY MARKET FUND – 15.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.54%(a) (Cost $911,809)	911,809	911,809
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $5,355,925)		5,769,273
Securities Sold, Not Yet Purchased – (4.0)%

EXCHANGE TRADED FUNDS – (4.0)%
Currency Fund – (3.6)%
CurrencyShares British Pound Sterling Trust*	(372)	(45,436)
CurrencyShares Euro Trust*	(836)	(86,451)
CurrencyShares Japanese Yen Trust*	(891)	(77,089)
Total Currency Fund		(208,976)

Equity Fund – (0.4)%
SPDR EURO STOXX 50 ETF	(573)	(20,829)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(232,375)]		(229,805)
Total Investments – 96.6% (Cost $5,123,550)		5,539,468
Other Assets in Excess of Liabilities – 3.4%		195,244
Net Assets – 100.0%		$5,734,712

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commodity Fund	0.5%
Currency Fund	(3.6)
Debt Fund	26.5
Equity Fund	57.3
Money Market Fund	15.9
Total Investments	96.6
Other Assets in Excess of Liabilities	3.4
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 38.8%
Debt Fund – 38.8%
AdvisorShares Sage Core Reserves ETF† (Cost $67,115,250)	675,000	$67,095,000

MONEY MARKET FUNDS – 14.9%
Fidelity Institutional Money Market Government Portfolio - Class III, 0.31%(a)	25,355,036	25,355,036
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.60%(a)	500,000	500,000
Total Money Market Funds (Cost $25,855,036)		25,855,036
Total Investments Before Securities Sold, Not Yet Purchased (Cost $92,970,286)		92,950,036
Securities Sold, Not Yet Purchased – (99.0)%

COMMON STOCKS – (99.0)%
Aerospace/Defense – (5.5)%
Orbital ATK, Inc.	(46,546)	(4,561,508)
Triumph Group, Inc.	(195,000)	(5,021,250)
Total Aerospace/Defense		(9,582,758)

Apparel – (2.7)%
Gildan Activewear, Inc. (Canada)	(170,000)	(4,596,800)

Banks – (1.0)%
TCF Financial Corp.	(100,000)	(1,702,000)

Commercial Services – (3.9)%
PAREXEL International Corp.*	(60,000)	(3,786,600)
ServiceMaster Global Holdings, Inc.*	(72,000)	(3,006,000)
Total Commercial Services		(6,792,600)

Computers – (3.8)%
Electronics For Imaging, Inc.*	(42,500)	(2,075,275)
Super Micro Computer, Inc.*	(176,000)	(4,461,600)
Total Computers		(6,536,875)

Distribution/Wholesale – (2.1)%
LKQ Corp.*	(125,000)	(3,658,750)

Diversified Financial Services – (6.9)%
Alliance Data Systems Corp.	(25,000)	(6,225,000)
Credit Acceptance Corp.*	(28,800)	(5,743,008)
Total Diversified Financial Services		(11,968,008)

Electrical Components & Equipment – (2.1)%
Acuity Brands, Inc.	(18,000)	(3,672,000)

Engineering & Construction – (4.4)%
AECOM*	(63,000)	(2,242,170)
Granite Construction, Inc.	(106,000)	(5,320,140)
Total Engineering & Construction		(7,562,310)

Food – (2.0)%
Kellogg Co.	(47,500)	(3,448,975)

Hand/Machine Tools – (2.6)%
Snap-on, Inc.	(26,500)	(4,469,755)

Healthcare - Products – (3.4)%
Globus Medical, Inc., Class A*	(37,000)	(1,095,940)
Patterson Cos., Inc.	(105,000)	(4,749,150)
Total Healthcare - Products		(5,845,090)

Healthcare - Services – (2.4)%
HealthSouth Corp.	(96,000)	(4,109,760)

Housewares – (2.7)%
Newell Brands, Inc.	(100,700)	(4,750,019)

Internet – (3.2)%
Alibaba Group Holding Ltd. (China)*(b)	(25,000)	(2,695,750)
Snap, Inc., Class A*	(130,000)	(2,928,900)
Total Internet		(5,624,650)

Machinery - Construction & Mining – (3.6)%
Caterpillar, Inc.	(67,500)	(6,261,300)

Machinery - Diversified – (2.2)%
Flowserve Corp.	(77,000)	(3,728,340)

Pharmaceuticals – (2.9)%
Express Scripts Holding Co.*	(77,000)	(5,075,070)

Real Estate Investment Trusts – (11.6)%
CBL & Associates Properties, Inc.	(250,000)	(2,385,000)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
DDR Corp.	(125,000)	$(1,566,250)
GGP, Inc.	(95,000)	(2,202,100)
Kimco Realty Corp.	(120,000)	(2,650,800)
Macerich Co. (The)	(103,000)	(6,633,200)
Washington Prime Group, Inc.	(250,000)	(2,172,500)
Weingarten Realty Investors	(75,000)	(2,504,250)
Total Real Estate Investment Trusts		(20,114,100)

Retail – (16.7)%
AutoNation, Inc.*	(77,000)	(3,256,330)
CarMax, Inc.*	(81,000)	(4,796,820)
Dick's Sporting Goods, Inc.	(105,000)	(5,109,300)
Five Below, Inc.*	(65,000)	(2,815,150)
Genesco, Inc.*	(65,000)	(3,604,250)
Genuine Parts Co.	(45,000)	(4,158,450)
Signet Jewelers Ltd.	(73,500)	(5,091,345)
Total Retail		(28,831,645)

Software – (7.1)%
ACI Worldwide, Inc.*	(75,000)	(1,604,250)
Akamai Technologies, Inc.*	(70,000)	(4,179,000)
Cerner Corp.*	(40,000)	(2,354,000)
Medidata Solutions, Inc.*	(45,000)	(2,596,050)
Synchronoss Technologies, Inc.*	(65,000)	(1,586,000)
Total Software		(12,319,300)

Telecommunications – (6.2)%
Motorola Solutions, Inc.	(67,500)	(5,819,850)
Ubiquiti Networks, Inc.*	(95,000)	(4,774,700)
Zayo Group Holdings, Inc.*	(2,000)	(65,800)
Total Telecommunications		(10,660,350)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(168,353,484)]		(171,310,455)

Total Investments – (45.3)% (Cost $(75,383,198))		(78,360,419)
Other Assets in Excess of Liabilities – 145.3%		251,433,090
Net Assets – 100.0%		$173,072,671

ETF - Exchange Traded Fund

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2017.
(b)	American Depositary Receipt.

Cash of $177,228,312 has been segregated to cover margin requirement for open short sales as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(5.5)%
Apparel	(2.7)
Banks	(1.0)
Commercial Services	(3.9)
Computers	(3.8)
Debt Fund	38.8
Distribution/Wholesale	(2.1)
Diversified Financial Services	(6.9)
Electrical Components & Equipment	(2.1)
Engineering & Construction	(4.4)
Food	(2.0)
Hand/Machine Tools	(2.6)
Healthcare - Products	(3.4)
Healthcare - Services	(2.4)
Housewares	(2.7)
Internet	(3.2)
Machinery - Construction & Mining	(3.6)
Machinery - Diversified	(2.2)
Pharmaceuticals	(2.9)
Real Estate Investment Trusts	(11.6)
Retail	(16.7)
Software	(7.1)
Telecommunications	(6.2)
Money Market Funds	14.9
Total Investments	(45.3)
Other Assets in Excess of Liabilities	145.3
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 49.5%
Agriculture – 1.2%
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	$1,050,000	$1,053,580

Auto Manufacturers – 2.3%
Ford Motor Credit Co. LLC, 1.72%, 12/06/17	880,000	880,135
General Motors Financial Co., Inc., 2.63%, 07/10/17	1,065,000	1,068,072
Total Auto Manufacturers		1,948,207

Banks – 10.0%
Bank of America Corp., 5.70%, 05/02/17	850,000	852,813
Branch Banking & Trust Co., 1.48%, 01/15/20@	475,000	476,219
Capital One Financial Corp., 6.75%, 09/15/17	545,000	557,733
Capital One NA/McLean VA, Series BKNT, 2.19%, 01/30/23@	670,000	673,593
Goldman Sachs Group, Inc. (The), Series FRN, 2.82%, 02/25/21@	1,065,000	1,104,185
JPMorgan Chase & Co., 2.00%, 08/15/17	530,000	531,212
JPMorgan Chase & Co., 2.53%, 03/01/21@	630,000	649,919
Morgan Stanley, Series MTN, 6.25%, 08/28/17	970,000	988,674
PNC Bank NA, Series BKTN, 4.88%, 09/21/17	298,000	302,646
US Bancorp, Series MTN, 1.68%, 01/24/22@	1,125,000	1,130,678
Wachovia Corp., 5.75%, 06/15/17	745,000	751,531
Wells Fargo & Co., 5.63%, 12/11/17	380,000	390,436
Total Banks		8,409,639

Beverages – 1.3%
Molson Coors Brewing Co., 2.00%, 05/01/17	1,090,000	1,090,796

Chemicals – 1.3%
Sherwin-Williams Co. (The), 1.35%, 12/15/17	1,061,000	1,059,598

Computers – 1.0%
Apple, Inc., 1.54%, 02/09/22@	870,000	877,631

Diversified Financial Services – 3.4%
American Express Credit Corp., Series MTN, 1.13%, 06/05/17	635,000	635,040
American Express Credit Corp., Series F, 2.17%, 09/14/20@	540,000	548,923
Nasdaq, Inc., 5.25%, 01/16/18	420,000	430,989
NYSE Holdings LLC, 2.00%, 10/05/17	690,000	692,487
Synchrony Financial, 1.88%, 08/15/17	605,000	605,267
Total Diversified Financial Services		2,912,706

Electric – 1.7%
American Electric Power Co., Inc., Series E, 1.65%, 12/15/17	752,000	751,901
Edison International, 3.75%, 09/15/17	690,000	696,945
Total Electric		1,448,846

Food – 0.7%
Kroger Co. (The), 6.40%, 08/15/17	540,000	549,617

Gas – 1.1%
Sempra Energy, 2.30%, 04/01/17	970,000	970,000

Home Builders – 1.0%
Toll Brothers Finance Corp., 8.91%, 10/15/17	800,000	832,000

Home Furnishings – 1.0%
Whirlpool Corp., 1.65%, 11/01/17	850,000	850,296

Insurance – 1.0%
MetLife, Inc., 1.76%, 12/15/17	860,000	860,129

Internet – 1.3%
eBay, Inc., 1.35%, 07/15/17	1,065,000	1,064,600

Media – 1.2%
Time Warner Cable LLC, 5.85%, 05/01/17	1,030,000	1,033,182

Miscellaneous Manufacturing – 0.9%
Eaton Corp., 1.50%, 11/02/17	750,000	750,008

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Oil & Gas – 3.8%
Chevron Corp., 1.10%, 12/05/17	$1,065,000	$1,063,331
ConocoPhillips Co., 1.05%, 12/15/17	1,075,000	1,071,139
Phillips 66, 2.95%, 05/01/17	1,050,000	1,051,204
Total Oil & Gas		3,185,674

Pharmaceuticals – 4.1%
Actavis Funding SCS, 2.37%, 03/12/20@	855,000	874,347
Actavis, Inc., 1.88%, 10/01/17	1,065,000	1,066,130
AmerisourceBergen Corp., 1.15%, 05/15/17	475,000	474,866
Cardinal Health, Inc., 1.90%, 06/15/17	1,030,000	1,031,035
Total Pharmaceuticals		3,446,378

Real Estate Investment Trusts – 3.5%
HCP, Inc., 5.63%, 05/01/17	861,000	863,571
Realty Income Corp., 2.00%, 01/31/18	260,000	260,489
Simon Property Group LP, 2.15%, 09/15/17	615,000	616,057
Ventas Realty LP / Ventas Capital Corp., 2.00%, 02/15/18	710,000	711,176
Welltower, Inc., 4.70%, 09/15/17	500,000	506,621
Total Real Estate Investment Trusts		2,957,914

Retail – 3.8%
Macy's Retail Holdings, Inc., 7.45%, 07/15/17	845,000	859,834
McDonald's Corp., Series GMTN, 5.80%, 10/15/17	485,000	496,164
Target Corp., 6.00%, 01/15/18	525,000	543,697
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,305,000	1,306,377
Total Retail		3,206,072

Semiconductors – 1.2%
Intel Corp., 1.35%, 12/15/17	1,055,000	1,055,789

Software – 0.6%
Microsoft Corp., 0.88%, 11/15/17	500,000	498,481

Telecommunications – 1.7%
AT&T, Inc., 2.08%, 06/30/20@	350,000	354,256
Verizon Communications, Inc., 1.10%, 11/01/17	1,075,000	1,073,658
Total Telecommunications		1,427,914

Transportation – 0.4%
Norfolk Southern Corp., 7.70%, 05/15/17	345,000	347,450

Total Corporate Bonds (Cost $41,789,186)		41,836,507

ASSET BACKED SECURITIES – 20.7%
Diversified Financial Services – 20.7%
Ally Auto Receivables Trust, Class A3, Series 2014-1, 0.97%, 10/15/18	234,580	234,469
American Express Credit Account Master Trust, Class A, Series 2013-2, 1.33%, 05/17/21@	1,520,000	1,527,035
American Express Credit Account Master Trust, Class A, Series 2014-1, 1.28%, 12/15/21@	400,000	402,160
American Express Credit Account Secured Note Trust, Class A, Series 2012-4, 1.15%, 05/15/20@	350,000	350,352
BA Credit Card Trust, Class A, Series 2015-A1, 1.24%, 06/15/20@	1,310,000	1,312,726
BA Credit Card Trust, Class A11, Series 2007-A11, 0.98%, 12/15/19@	590,000	590,179
Capital One Multi-Asset Execution Trust, Class A3, Series 2014-A3, 1.29%, 01/18/22@	400,000	401,873
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.95%, 07/15/20@	915,000	914,881
CarMax Auto Owner Trust, Class A2B, Series 2015-4, 1.51%, 04/15/19@	330,333	330,644
CarMax Auto Owner Trust, Class A3, Series 2014-1, 0.79%, 10/15/18	124,907	124,831

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Chase Issuance Trust, Class A, Series 2013-A9, 1.33%, 11/16/20@	$400,000	$402,056
Chase Issuance Trust, Class A, Series 2017-A1, 1.21%, 01/18/22@	900,000	903,375
Chase Issuance Trust, Class A3, Series 2013-A3, 1.19%, 04/15/20@	345,000	345,673
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 1.26%, 05/26/20@	600,000	601,309
Citibank Credit Card Issuance Trust, Class A4, Series 2013-A4, 1.40%, 07/24/20@	500,000	502,284
Citibank Credit Card Issuance Trust, Class A4, Series 2014-A4, 1.23%, 04/24/19	750,000	750,048
Discover Card Execution Note Trust, Class A3, Series 2014-A3, 1.22%, 10/15/19	715,000	715,001
Fifth Third Auto Trust, Class A3, Series 2014-2, 0.89%, 11/15/18	70,323	70,292
Ford Credit Auto Owner Trust, Class A3, Series 2014-B, 0.90%, 10/15/18	161,641	161,550
Ford Credit Auto Owner Trust, Class C, Series 2014-A, 1.90%, 09/15/19	445,000	446,200
Honda Auto Receivables Owner Trust, Class A3, Series 2014-2, 0.77%, 03/19/18	46,041	46,009
Honda Auto Receivables Owner Trust, Class A3, Series 2014-3, 0.88%, 06/15/18	350,114	349,839
Honda Auto Receivables Owner Trust, Class A3, Series 2015-1, 1.05%, 10/15/18	919,030	918,243
Hyundai Auto Receivables Trust, Class A2A, Series 2015-C, 0.99%, 11/15/18	581,154	580,698
Hyundai Auto Receivables Trust, Class A3, Series 2015-B, 1.12%, 11/15/19	509,893	508,866
Hyundai Auto Receivables Trust, Class B, Series 2013-A, 1.13%, 09/17/18	558,683	558,530
Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18	352,551	352,243
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	23,701	23,691
Toyota Auto Receivables, Class A2A, Series 2016-C, 1.00%, 01/15/19	1,000,000	998,974
Toyota Auto Receivables Owner Trust, Class A2A, Series 2016-A, 1.03%, 07/16/18	929,929	929,602
USAA Auto Owner Trust, Class B, Series 2014-1, 1.34%, 08/17/20	1,145,000	1,144,886
Total Asset Backed Securities (Cost $17,482,588)		17,498,519

MORTGAGE BACKED SECURITIES – 10.3%
Commercial Mortgage Backed Securities – 10.3%
Banc of America Commercial Mortgage Trust, Class AM, Series 2007-4, 5.96%, 02/10/51@	425,000	429,148
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-T28, 5.74%, 09/11/42@	578,801	583,670
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	660,741	665,484
CD Mortgage Trust, Class A4, Series 2007-CD5, 5.89%, 11/15/44@	561,500	565,170
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	1,860	1,858
COMM Mortgage Trust, Class A4, Series 2007-C9, 5.81%, 12/10/49@	364,761	366,112

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 1.93%, 05/25/24@	$410,978	$412,626
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 2.18%, 07/25/24@	545,078	546,485
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C04, 2.43%, 01/25/29@	1,360,534	1,375,711
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C06, 2.28%, 04/25/29@	1,210,461	1,221,660
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	509,852	514,194
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, Series 2014-DN3, 3.38%, 08/25/24@	213,409	214,377
GS Mortgage Securities Trust, Class A2, Series 2011-GC5, 3.00%, 08/10/44	2,925	2,923
GS Mortgage Securities Trust, Class A2, Series 2012-GCJ7, 2.32%, 05/10/45	166,874	166,838
HILT Mortgage Trust, Class C, Series 2014-ORL, 3.28%, 07/15/29@‡	580,000	571,954
HILT Mortgage Trust, Class XEXT, Series 2014-ORL, 1.10%, 07/15/29@‡	6,598,125	6,186
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	264,835	268,838
Morgan Stanley Capital I Trust, Class A1A, Series 2007-T27, 5.79%, 06/11/42@	167,115	167,650
Morgan Stanley Capital I Trust, Class A4, Series 2007-T27, 5.79%, 06/11/42@	470,570	471,204
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	178,713	179,793
Total Mortgage Backed Securities (Cost $8,715,927)		8,731,881

FOREIGN BONDS – 10.1%
Banks – 3.6%
Bank of Nova Scotia (The), Series BKTN, 1.25%, 04/11/17 (Canada)	765,000	765,002
BNP Paribas SA, Series MTN, 2.38%, 09/14/17 (France)	760,000	762,303
Caisse Centrale Desjardins, 1.55%, 09/12/17 (Canada)‡	860,000	860,237
Sumitomo Mitsui Financial Group, Inc., 2.79%, 03/09/21 (Japan)@	615,000	635,122
Total Banks		3,022,664

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 07/15/17 (Belgium)	580,000	579,457

Mining – 1.0%
Glencore Finance Canada Ltd., 2.70%, 10/25/17 (Switzerland)‡	840,000	843,484

Oil & Gas – 4.1%
BP Capital Markets PLC, 1.85%, 05/05/17 (United Kingdom)	1,000,000	1,000,497
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	367,829
Shell International Finance BV, 1.13%, 08/21/17 (Netherlands)	1,060,000	1,060,013
Total Capital International SA, 1.55%, 06/28/17 (France)	1,000,000	1,000,765
Total Oil & Gas		3,429,104

Sovereign – 0.7%
Export-Import Bank of Korea, 1.75%, 02/27/18 (South Korea)	620,000	620,135

Total Foreign Bonds (Cost $8,502,093)		8,494,844

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Principal/ Shares	Value
U.S. TREASURY NOTE – 5.7%
U.S. Treasury Note, 0.88%, 05/15/17
(Cost $4,770,616)	$4,769,000	$4,770,178

MUNICIPAL BONDS – 1.7%
City of Gloucester City NJ, Series B, 2.00%, 04/10/17	530,000	530,022
Hudson County Improvement Authority, Series B-2, 2.50%, 06/27/17	640,000	641,555
Michigan Finance Authority, Series A, 5.00%, 05/01/17	290,000	290,806
Total Municipal Bonds (Cost $1,462,883)		1,462,383

MONEY MARKET FUND – 1.3%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.58%(a) (Cost $1,087,334)	1,087,334	1,087,334
Total Investments – 99.3% (Cost $83,810,627)		83,881,646
Other Assets in Excess of Liabilities – 0.7%		608,432
Net Assets – 100.0%		$84,490,078

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Rate shown reflects the 7-day yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	1.2%
Auto Manufacturers	2.3
Banks	13.6
Beverages	2.0
Chemicals	1.3
Commercial Mortgage Backed Securities	10.3
Computers	1.0
Diversified Financial Services	24.1
Electric	1.7
Food	0.7
Gas	1.1
Home Builders	1.0
Home Furnishings	1.0
Insurance	1.0
Internet	1.3
Media	1.2
Mining	1.0
Miscellaneous Manufacturing	0.9
Municipal Bonds	1.7
Oil & Gas	7.9
Pharmaceuticals	4.1
Real Estate Investment Trusts	3.5
Retail	3.8
Semiconductors	1.2
Software	0.6
Sovereign	0.7
Telecommunications	1.7
Transportation	0.4
U.S. Treasury Note	5.7
Money Market Fund	1.3
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS – 94.6%
Asset Allocation Fund – 2.0%
SPDR Bloomberg Barclays Convertible Securities ETF	7,497	$360,606

Debt Fund – 15.1%
PowerShares Fundamental High Yield Corporate Bond Portfolio	47,147	886,835
SPDR Doubleline Total Return Tactical ETF	18,384	898,426
Vanguard Intermediate-Term Bond ETF	10,758	899,476
Total Debt Fund		2,684,737

Equity Fund – 77.5%
Financial Select Sector SPDR Fund	28,673	680,410
iShares MSCI EAFE ETF	27,901	1,737,953
iShares MSCI Emerging Markets ETF	23,207	914,124
iShares Russell 2000 ETF	7,694	1,057,771
SPDR S&P 500 ETF Trust(a)	37,712	8,890,227
Vanguard REIT ETF	6,320	521,969
Total Equity Fund		13,802,454
Total Exchange Traded Funds (Cost $15,708,981)		16,847,797

MONEY MARKET FUND – 5.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.58%(b) (Cost $978,428)	978,428	978,428

PURCHASED PUT OPTION – 0.3%
SPDR S&P 500 ETF Trust, Option expiring 05/19/17, Strike Price $235.00 (Cost $84,249)	150	46,200
Total Investments Before Written Options – 100.4%
(Cost $16,771,658)		17,872,425

WRITTEN CALL OPTIONS – (0.2)%
iShares MSCI EAFE ETF, expiring 04/21/17, Strike Price $62.00	(140)	(9,660)
iShares MSCI Emerging Markets ETF, expiring 04/21/17, Strike Price $39.00	(116)	(8,352)
SPDR S&P 500 ETF Trust, expiring 04/21/17, Strike Price $240.00	(226)	(8,475)
Total Written Call Options
[Premiums Received $(39,260)]		(26,487)
Total Written Options – (0.2)%
[Premiums Received $(39,260)]		(26,487)
Total Investments – 100.2% (Cost $16,732,398)		17,845,938
Liabilities in Excess of Other Assets – (0.2%)		(34,103)
Net Assets – 100.0%		$17,811,835

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,245,188 as of March 31, 2017.
(b)	Rate shown reflects the 7-day yield as of March 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Allocation Fund	2.0%
Debt Fund	15.1
Equity Fund	77.5
Purchased Put Option	0.3
Written Call Option	(0.2)
Money Market Fund	5.5
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.9%
Advertising – 0.9%
Interpublic Group of Cos., Inc. (The)	54,621	$1,342,038

Aerospace/Defense – 4.1%
Orbital ATK, Inc.	9,117	893,466
Raytheon Co.	8,172	1,246,230
Spirit AeroSystems Holdings, Inc., Class A	57,218	3,314,067
TransDigm Group, Inc.(a)	4,228	930,836
Total Aerospace/Defense		6,384,599

Agriculture – 0.8%
Altria Group, Inc.	17,006	1,214,568

Airlines – 3.8%
Delta Air Lines, Inc.	45,299	2,081,942
United Continental Holdings, Inc.*	52,718	3,723,999
Total Airlines		5,805,941

Apparel – 1.6%
Carter's, Inc.	27,166	2,439,507

Auto Parts & Equipment – 1.7%
Lear Corp.	18,835	2,666,659

Banks – 6.3%
Bank of America Corp.	29,844	704,020
Bank of New York Mellon Corp. (The)	15,388	726,775
Citizens Financial Group, Inc.	20,295	701,192
Goldman Sachs Group, Inc. (The)	5,230	1,201,435
M&T Bank Corp.	10,331	1,598,516
Morgan Stanley	21,221	909,108
PNC Financial Services Group, Inc. (The)	7,399	889,656
State Street Corp.	14,960	1,190,966
SunTrust Banks, Inc.	14,421	797,481
US Bancorp	14,242	733,463
Zions Bancorporation	8,861	372,162
Total Banks		9,824,774

Biotechnology – 1.8%
United Therapeutics Corp.*	21,076	2,853,269

Chemicals – 2.4%
Dow Chemical Co. (The)	16,143	1,025,726
Eastman Chemical Co.	12,762	1,031,170
Valspar Corp. (The)	7,376	818,293
WR Grace & Co.	11,403	794,903
Total Chemicals		3,670,092

Commercial Services – 4.5%
Robert Half International, Inc.	26,563	1,297,071
United Rentals, Inc.*	27,665	3,459,508
Western Union Co. (The)	106,719	2,171,732
Total Commercial Services		6,928,311

Computers – 3.0%
Cognizant Technology Solutions Corp., Class A*	19,678	1,171,235
Genpact Ltd.	140,352	3,475,115
Total Computers		4,646,350

Diversified Financial Services – 5.6%
American Express Co.	18,440	1,458,788
Ameriprise Financial, Inc.	9,145	1,185,923
E*TRADE Financial Corp.*	30,084	1,049,631
FNF Group	15,420	600,455
Franklin Resources, Inc.	30,771	1,296,690
Invesco Ltd.	25,100	768,813
Navient Corp.	112,610	1,662,124
TD Ameritrade Holding Corp.	17,887	695,089
Total Diversified Financial Services		8,717,513

Electric – 1.2%
Avangrid, Inc.(a)	44,611	1,906,674

Electronics – 0.7%
Gentex Corp.	53,363	1,138,233

Engineering & Construction – 0.7%
Jacobs Engineering Group, Inc.	19,405	1,072,708

Food – 4.5%
Campbell Soup Co.	20,885	1,195,457
General Mills, Inc.	18,601	1,097,645
Mondelez International, Inc., Class A	36,321	1,564,709
Sysco Corp.	40,600	2,107,952
Tyson Foods, Inc., Class A	16,719	1,031,730
Total Food		6,997,493

Forest Products & Paper – 0.4%
International Paper Co.	13,374	679,132

Hand/Machine Tools – 0.5%
Snap-on, Inc.	4,415	744,678

Healthcare - Products – 0.8%
Baxter International, Inc.	25,224	1,308,117

Healthcare - Services – 4.7%
HCA Holdings, Inc.*	55,989	4,982,461

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Services (continued)
Quest Diagnostics, Inc.	24,074	$2,363,826
Total Healthcare - Services		7,346,287

Home Builders – 1.1%
NVR, Inc.*	814	1,715,000

Insurance – 11.8%
Alleghany Corp.*	714	438,867
Allstate Corp. (The)	12,079	984,318
American International Group, Inc.	24,138	1,506,935
AmTrust Financial Services, Inc.	71,020	1,311,029
Assured Guaranty Ltd.	32,272	1,197,614
Axis Capital Holdings Ltd.	20,240	1,356,687
Everest Re Group Ltd.	8,731	2,041,395
Hartford Financial Services Group, Inc. (The)	26,765	1,286,594
Lincoln National Corp.	19,203	1,256,837
Loews Corp.	18,862	882,176
Principal Financial Group, Inc.(a)	11,900	751,009
Prudential Financial, Inc.	8,231	878,083
Reinsurance Group of America, Inc.	4,843	614,964
Torchmark Corp.	10,105	778,489
Travelers Cos., Inc. (The)	9,150	1,102,941
Voya Financial, Inc.	35,856	1,361,094
WR Berkley Corp.	7,540	532,550
Total Insurance		18,281,582

Internet – 3.1%
Liberty Ventures, Series A*	107,672	4,789,251

Media – 1.2%
AMC Networks, Inc., Class A*	30,428	1,785,515

Miscellaneous Manufacturing – 0.9%
Eaton Corp. PLC	18,184	1,348,344

Oil & Gas – 1.6%
Phillips 66	30,721	2,433,718

Packaging & Containers – 1.5%
Sonoco Products Co.	16,471	871,645
WestRock Co.	27,386	1,424,894
Total Packaging & Containers		2,296,539

Pharmaceuticals – 4.8%
Allergan PLC	13,556	3,238,800
Herbalife Ltd.*(a)	44,951	2,613,451
McKesson Corp.	10,316	1,529,450
Total Pharmaceuticals		7,381,701

Real Estate Investment Trust – 1.9%
AGNC Investment Corp.	40,202	799,618
Host Hotels & Resorts, Inc.	32,066	598,352
Macerich Co. (The)	24,811	1,597,828
Total Real Estate Investment Trust		2,995,798

Retail – 12.1%
Bed Bath & Beyond, Inc.	78,301	3,089,757
Best Buy Co., Inc.	64,684	3,179,219
Foot Locker, Inc.	25,273	1,890,673
Genuine Parts Co.	10,289	950,807
MSC Industrial Direct Co., Inc., Class A	18,979	1,950,282
PVH Corp.	16,487	1,705,910
Ross Stores, Inc.	21,181	1,395,192
Sally Beauty Holdings, Inc.*(a)	65,172	1,332,116
Urban Outfitters, Inc.*(a)	140,186	3,330,819
Total Retail		18,824,775

Semiconductors – 1.9%
Texas Instruments, Inc.	17,732	1,428,490
Xilinx, Inc.	25,684	1,486,847
Total Semiconductors		2,915,337

Shipbuilding – 0.7%
Huntington Ingalls Industries, Inc.	5,708	1,142,970

Software – 3.8%
Akamai Technologies, Inc.*	25,086	1,497,634
Jack Henry & Associates, Inc.	13,528	1,259,457
Red Hat, Inc.*	21,360	1,847,640
Synopsys, Inc.*	17,985	1,297,258
Total Software		5,901,989

Textiles – 0.8%
Mohawk Industries, Inc.*	5,058	1,160,760

Transportation – 0.7%
C.H. Robinson Worldwide, Inc.(a)	14,568	1,125,961
Total Common Stocks (Cost $143,296,731)		151,786,183

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND – 2.1%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.57%(b) (Cost $3,289,478)	3,289,478	$3,289,478

REPURCHASE AGREEMENTS – 2.8%(c)
BNP Paribas Securities Corp., dated 03/31/17, due 04/03/17, 0.81%, total to be received $1,011,227, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/18-07/20/63, totaling $1,028,426)	$1,011,204	1,011,204
Citibank NA, dated 03/31/17, due 04/03/17, 0.81%, total to be received $299,674, (collateralized by various U.S. Government Agency Obligations, 3.00%-4.00%, 02/01/26-02/01/46, totaling $304,748)	299,667	299,667
NBC Global Finance Ltd., dated 03/31/17, due 04/03/17, 0.90%, total to be received $1,011,229, (collateralized by various U.S. Government Agency Obligations, 1.25%-4.63%, 08/15/21-09/09/49, totaling $1,024,730)	1,011,204	1,011,204
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.81%, total to be received $1,011,227, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/19/17-02/20/67, totaling $1,027,883)	1,011,204	1,011,204
RBC Dominion Securities, Inc., dated 03/31/17, due 04/03/17, 0.80%, total to be received $1,011,226, (collateralized by various U.S. Government Agency Obligations, 1.00%-7.00%, 07/15/17-07/01/55, totaling $1,028,182)	1,011,204	1,011,204
Total Repurchase Agreements (Cost $4,344,483)		4,344,483
Total Investments – 102.8% (Cost $150,930,692)		159,420,144
Liabilities in Excess of Other Assets – (2.8%)		(4,382,144)
Net Assets – 100.0%		$155,038,000

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $11,648,649; the aggregate market value of the collateral held by the fund is $11,897,440. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $7,552,957.
(b)	Rate shown reflects the 7-day yield as of March 31, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	0.9%
Aerospace/Defense	4.1
Agriculture	0.8
Airlines	3.8
Apparel	1.6
Auto Parts & Equipment	1.7
Banks	6.3
Biotechnology	1.8
Chemicals	2.4

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Commercial Services	4.5%
Computers	3.0
Diversified Financial Services	5.6
Electric	1.2
Electronics	0.7
Engineering & Construction	0.7
Food	4.5
Forest Products & Paper	0.4
Hand/Machine Tools	0.5
Healthcare - Products	0.8
Healthcare - Services	4.7
Home Builders	1.1
Insurance	11.8
Internet	3.1
Media	1.2
Miscellaneous Manufacturing	0.9
Oil & Gas	1.6
Packaging & Containers	1.5
Pharmaceuticals	4.8
Real Estate Investment Trust	1.9
Retail	12.1
Semiconductors	1.9
Shipbuilding	0.7
Software	3.8
Textiles	0.8
Transportation	0.7
Money Market Fund	2.1
Repurchase Agreements	2.8
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRUST

Notes to the Schedules of Investments

March 31, 2017 (unaudited)

1. Consolidation of Subsidiaries

The Consolidated Schedules of Investments of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

A summary of each ETF's investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2017	% of ETF's Total Net Assets at March 31, 2017
Gartman Gold/Euro ETF	February 11, 2014	$3,497,064	19.3%
Gartman Gold/Yen ETF	February 11, 2014	$3,067,355	19.3%

2. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ assets and liabilities carried at fair value:

Assets	Athena High Dividend ETF	Cornerstone Small Cap ETF	Dorsey Wright ADR ETF[1]	Focused Equity ETF	Gartman Gold/Euro ETF	Gartman Gold/Yen ETF
Level 1
Exchange Traded Fund	$-	$-	$-	$-	$4,970,000	$4,970,000
Common Stocks	-	3,411,874	37,764,323	11,012,359	-	-
Money Market Fund	59,915	156,893	550,824	67,478	5,008,670	3,811,717
Level 2
Repurchase Agreements for Securities Loaned	730,317	264,895	4,987,103	-	-	-

Liabilities
Level 1
Futures†	-	-	-	-	(295,070)	(476,882)
Total	$790,232	$3,833,662	$43,302,250	$11,079,837	$9,683,600	$8,304,835

Assets	Global Echo ETF	KIM Korea Equity ETF	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Market Adaptive Unconstrained Income ETF
Level 1
Exchange Traded Funds	$-	$-	$-	$17,678,581	$-	$1,126,362
Common Stocks	3,220,976	8,915,847	25,613,190	-	11,535,794	-
Money Market Funds	269,221	-	528,696	199,312	218,997	112,952
Level 2
Municipal Bonds	155,833	-	-	-	-	-
U.S. Government Agency Securities	635,970	-	-	-	-	-
Asset Backed Securities	491,213	-	-	-	-	-
Repurchase Agreements for Securities Loaned	406,284	-	1,230,658	3,797,063	1,984,224	-
Level 3
Common Stocks	-	-	0	-	-	-
Total	$5,179,497	$8,915,847	$27,372,544	$21,674,956	$13,739,015	$1,239,314

Assets	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF	Newfleet Multi- Sector Income ETF	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF	QAM Equity Hedge ETF
Level 1
Exchange Traded Funds	$14,626,484	$3,123,209	$-	$-	$-	$4,857,464
Closed-End Fund	-	204,981	-	-	-	-
Money Market Fund	1,876,551	3,918,649	9,551,792	2,632,797	8,593,888	911,809
Level 2
Corporate Bonds	-	-	54,113,349	2,710,781	124,761,726	-
Foreign Bonds	-	-	18,539,810	-	23,485,887	-
U.S. Treasury Notes	-	-	11,160,766	-	-	-
U.S. Government Agency Securities	-	-	3,605,674	-	-	-
Asset Backed Securities	-	-	65,938,915	-	-	-
Mortgage Backed Securities	-	-	75,636,421	-	-	-
Term Loans	-	-	21,668,045	22,077,426	31,000,964	-
Repurchase Agreements for Securities Loaned	3,548,270	602,990	3,500,742	-	19,472,667	-

Liabilities
Level 1
Exchange Traded Funds	-	-	-	-	-	(229,805)
Level 2
Swap Contracts†	-	-	-	(30,656)	-	-
Total	$20,051,305	$7,849,829	$263,715,514	$27,390,348	$207,315,132	$5,539,468

Assets	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF	Wilshire Buyback ETF[2]
Level 1
Exchange Traded Fund	$67,095,000	$-	$16,847,797	$-
Purchased Options	-	-	46,200	-
Common Stocks	-	-	-	151,786,183
Money Market Funds	25,855,036	1,087,334	978,428	3,289,478
Level 2
Corporate Bonds	-	41,836,507	-	-
Foreign Bonds	-	8,494,844	-	-
Municipal Bonds	-	1,462,383	-	-
U.S. Treasury Note	-	4,770,178	-	-
Asset Backed Securities	-	17,498,519	-	-
Mortgage Backed Securities	-	8,731,881	-	-
Repurchase Agreements for Securities Loaned	-	-	-	4,344,483

Liabilities
Level 1
Common Stocks	(171,310,455)	-	-	-
Written Options	-	-	(26,487)	-
Total	$(78,360,419)	$83,881,646	$17,845,938	$159,420,144

There were no recognized transfers between Level 1 and Level 2.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

3. Federal Income Tax

At March 31, 2017, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation/ (Depreciation)
Athena High Dividend ETF	$790,232	$-	$-	$-	$-
Cornerstone Small Cap ETF	3,463,056	417,127	(46,521)	370,606	-
Dorsey Wright ADR ETF[1]	39,830,491	3,816,687	(344,928)	3,471,759	-
Focused Equity ETF	10,378,912	773,373	(72,448)	700,925	-
Gartman Gold/Euro ETF	9,982,670	-	(4,000)	(4,000)	(295,070)
Gartman Gold/Yen ETF	8,785,717	-	(4,000)	(4,000)	(476,882)
Global Echo ETF	4,893,839	452,410	(166,752)	285,658	-
KIM Korea Equity ETF	7,969,297	1,026,256	(79,706)	946,550	-
Madrona Domestic ETF	24,732,211	3,155,359	(515,026)	2,640,333	-
Madrona Global Bond ETF	21,638,097	250,806	(213,947)	36,859	-
Madrona International ETF	13,051,353	1,006,719	(319,057)	687,662	-
Market Adaptive Unconstrained Income ETF	1,232,413	6,901	-	6,901	-
Meidell Tactical Advantage ETF	19,850,204	242,446	(41,345)	201,101	-
Morgan Creek Global Tactical ETF	7,374,018	637,841	(162,030)	475,811	-
Newfleet Multi-Sector Income ETF	264,507,169	1,639,043	(2,430,698)	(791,655)	-
Pacific Asset Enhanced Floating Rate ETF	27,461,011	241,891	(281,898)	(40,007)	(30,656)
Peritus High Yield ETF	206,441,390	4,380,285	(3,506,543)	873,742	-
QAM Equity Hedge ETF	5,123,550	422,663	(6,745)	415,918	-
Ranger Equity Bear ETF	(75,383,198)	4,668,794	(7,646,015)	(2,977,221)	-
Sage Core Reserves ETF	83,810,627	124,142	(53,123)	71,019	-
STAR Global Buy-Write ETF	16,771,658	1,197,977	(97,210)	1,100,767	12,773
Wilshire Buyback ETF[2]	150,930,692	13,041,836	(4,552,384)	8,489,452	-

4. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2017 are as follows:

Affiliated Fund Name	Value at 6/30/2016	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2017	Dividend Income	Realized Gain (Loss)
Gartman Gold/Euro ETF
Sage Core Reserves ETF	$-	$4,974,000	$-	$4,970,000	$22,278	$-
Gartman Gold/Yen ETF
Sage Core Reserves ETF	-	4,974,000	-	4,970,000	22,278	-
Madrona Global Bond ETF
Peritus High Yield ETF	1,631,570	992,786	(427,757)	2,288,223	115,779	38,148
Meidell Tactical Advantage ETF
Cornerstone Small Cap ETF	-	878,499	881,162	-	-	2,663
QAM Equity Hedge ETF
Sage Core Reserves ETF	278,950	-	-	278,320	2,182	-
Ranger Equity Bear ETF
Sage Core Reserves ETF	102,115,625	-	(34,788,341)	67,095,000	586,922	(180,309)

† Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

1 Formerly known as, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF. Effective September 1, 2016.

2 Formerly known as, AdvisorShares TrimTabs Float Shrink ETF. Effective July 1, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AdvisorShares Trust

By (Signature and Title)*    /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date      05/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date      05/10/2017

By (Signature and Title)*    /s/ Dan Ahrens

Dan Ahrens, Treasurer

(principal financial officer)

Date      05/10/2017

* Print the name and title of each signing officer under his or her signature.